File Nos.333-19699
                                                                     811-05716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                FORM    N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No. 1                                        (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No. 25                                                      (X)


                      (Check    appropriate    box    or    boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     ---------------------------------------------
     (Name of Depositor)

     152 West 57th Street, 18th Floor, New York, New York              10019
     ----------------------------------------------------            ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's    Telephone    Number,   including  Area  Code    (212)  586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York  10019

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866


     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 1998 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



                            CROSS  REFERENCE  SHEET
                           (Required  by  Rule  495)

Item No.                                         Location
                           PART  A

Item 1.   Cover  Page.                           Cover  Page

Item 2.   Definitions.                           Index  of  Terms

Item 3.   Synopsis  or  Highlights               Profile

Item 4.   Condensed  Financial  Information      Not  Applicable

Item 5.   General  Description  of  Registrant,
          Depositor,  and  Portfolio  Companies  Preferred  Life,
                                                 The Separate
                                                 Account, Investment
                                                 Options

Item 6.   Deductions                             Expenses

Item 7.   General  Description  of  Variable
          Annuity  Contracts                     The Valuemark IV
                                                 Variable and Fixed
                                                 Annuity Contract

Item 8.   Annuity  Period                        Annuity  Payments
                                                      (The Payout Phase)

Item 9.   Death  Benefit                         Death  Benefit

Item 10.  Purchases  and  Contract  Value        Purchase

Item 11.  Redemptions.                           Access  to  Your
                                                 Money

Item 12.  Taxes                                  Taxes

Item 13.  Legal  Proceedings                     None

Item 14.  Table of Contents of the Statement of
          Additional Information                 Table of Contents of
                                                 the Statement of
                                                 Additional Information

                          PART  B

Item 15.  Cover Page                             Cover Page

Item 16.  Table of Contents                      Table of Contents

Item 17.  General Information and History        Insurance Company

Item 18.  Services                               Not Applicable

Item 19.  Purchase of Securities Being Offered   Not Applicable

Item 20.  Underwriters                           Distributor

Item 21.  Calculation of Performance Data        Calculation of
                                                 Performance Data

Item 22.  Annuity Payments                       Annuity Provisions

Item 23.  Financial Statements                   Financial Statements


                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.



                                   PART A



Profile of the
Valuemark IV
Variable Annuity
Contract


PREFERRED LIFE INSURANCE
COMPANY OF NEW YORK



May 1, 1998


THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD CONSIDER AND KNOW BEFORE PURCHASING THE VALUEMARK IV VARIABLE ANNUITY CONTRACT WITH A FIXED OPTION. THE CONTRACT IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.


1. THE VALUEMARK IV
VARIABLE ANNUITY CONTRACT.


The variable annuity contract with a fixed option offered by Preferred Life Insurance Company of New York (Preferred Life) is a contract between you, the owner, and Preferred Life, an insurance company. The Contract provides a means for investing on a tax-deferred basis in 25 portfolios of the Franklin Valuemark Funds, a series fund, and a fixed option of Preferred Life. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed annuity income options.

The Contract has 26 investment options. There are 25 portfolios which are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates. A list of the available portfolios is contained in Section 4. Depending upon market conditions, you can make or lose money in the Contract based on the portfolios' investment performance. The portfolios are designed to offer a better return than the fixed option, however, this is not guaranteed.

The fixed option offers an interest rate that is guaranteed by Preferred Life. The interest rate is set monthly and is guaranteed for 12 months. While your money is in the fixed option, the interest your money will earn as well as your principal is guaranteed by Preferred Life.

Preferred Life reserves the right to limit the number of portfolios which you may invest in at any one time (now or in the future). Currently, you can put your money in 10 investment options (which includes any of the 25 portfolios listed in Section 4 and the Preferred Life fixed option).

Like all deferred annuity contracts, your Contract has two phases: the accumulation phase and the payout phase. During the accumulation phase, your earnings accumulate on a tax-deferred basis and are based on the investment performance of the portfolio(s) you selected and/or the interest rate earned on the money you have in the fixed option. During the accumulation phase, the earnings are taxed as income only when you make a surrender. The payout phase occurs when you begin receiving regular payments from your Contract. The amount of the payments you may receive during the payout phase depends in part upon the amount of money you are able to accumulate in your Contract during the accumulation phase.




2. ANNUITY PAYMENTS
(THE PAYOUT PHASE).

You can receive monthly annuity payments from your Contract by selecting one of the following annuity options (all of these options assume you are the owner and the annuitant): (1) payments for your life; (2) payments for your life, but if you die before payments have been made for the guaranteed period you selected, payments will continue for the remainder of the guaranteed period (5,10, 15 or 20 years); (3) payments during the joint lifetime of you and the joint annuitant
- when either of you die,  payments will continue as long as the survivor lives;
(4) payments during the joint lifetime of you and the joint annuitant, but if you or the joint annuitant die before payments have been made for the guaranteed period you selected, payments will continue for the remainder of the guaranteed period (5, 10, 15 or 20 years); and (5) payments during your life ending with the last payment due prior to your death with a guarantee that at your death Preferred Life will make a refund to your beneficiary. Once you begin receiving regular payments, you cannot change your annuity option or surrender your Contract.


During the payout phase, you may select from the portfolios available or the fixed option for your investment choices. You may elect to receive annuity payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments based on portfolio performance (i.e. variable payout), the dollar amount of your annuity payments may go up or down, depending on the investment performance.




3. PURCHASE.


You can buy the Contract with $5,000 or more under most circumstances. You can add $250 or more any time you like during the accumulation phase. Contact your registered representative to help you fill out the proper forms. You and the annuitant cannot be older than 85 years old at the time you buy the Contract. This product is not appropriate for market timers.




4. INVESTMENT OPTIONS.


You may invest in the Preferred Life fixed option or the following portfolios of Franklin Valuemark Funds:

PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME:
Money Market Fund

PORTFOLIOS SEEKING
CURRENT INCOME:
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

PORTFOLIOS SEEKING
GROWTH AND INCOME:
Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS SEEKING
CAPITAL GROWTH:
Capital Growth  Fund
Global Health  Care  Securities  Fund
Mutual Discovery Securities  Fund
Natural Resources  Securities  Fund
Small Cap Fund
Templeton Developing   Markets  Equity  Fund
Templeton Global  Growth  Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

The portfolios are fully described in the attached prospectus for Franklin Valuemark Funds. You can make or lose money based on the portfolios' performance. THE GLOBAL HEALTH CARE SECURITIES FUND AND THE VALUE SECURITIES FUND ARE NOT AVAILABLE IN NEW YORK UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.)




5. EXPENSES.

The Contract has insurance features and investment features, and there are costs related to each.


The annual insurance charges total 1.49% of the average daily value of your Contract allocated to the portfolios during the accumulation phase (1.40% during the payout phase). Each year Preferred Life also deducts a $30 contract maintenance charge from your Contract. Preferred Life currently waives this charge if the cumulative value of all your Valuemark IV Contracts (registered with the same social security number) are at least $50,000. There are also annual portfolio charges which vary depending upon the portfolios you select. In 1997, these expenses ranged from .40% to 1.42% of the average daily value of the portfolios.

You can transfer between investment options up to 12 times a year without charge. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less. Market timing transfers may not be permitted.

If you make a surrender from the Contract, Preferred Life may assess a contingent deferred sales charge (surrender charge). The amount of the charge depends upon how long Preferred Life has had your payment. Each purchase payment you add to your Contract has its own 7 year contingent deferred sales charge period. The charge is:




                             Contingent deferred
          Years Since   sales charge (as a percentage
       Purchase Payment     of purchase payments)
         ------------        ------------------
              0-1                    6%
              1-2                    6%
              2-3                    6%
              3-4                    5%
              4-5                    4%
              5-6                    3%
              6-7                    2%
              7+                     0%



Under certain circumstances, after the first year, Preferred Life will permit you to access your money in the Contract without deducting a contingent deferred sales charge if you become disabled.

The State of New York does not currently impose a premium tax on purchase payments for annuities.


We have provided the following chart to help you understand the expenses in your Contract. The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as .10% below), the 1.49% insurance charges and the total 1997 annual portfolio expenses for each portfolio (actual portfolio expenses vary from year to year). The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you surrender your Contract: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the contingent deferred sales charge. For year 10, the Total Annual Charges are assessed but no contingent deferred sales charge is deducted. The premium tax is assumed to be 0% in both examples. These are just examples. They do not represent past or future expenses or returns.


                                                                                                 EXAMPLES:


                                                    Total       Total
                                                    Annual      Annual          Total              Expenses at end of:
                                                    Insurance   Portfolio       Annual
Portfolio                                           Charges     Expenses        Expenses         1 Year      10 Years
-----------------------------------------------------------------------------------------------------------------------------------

Capital Growth                                      1.59%         .77%          2.36%            $84         $270
Global Health Care Securities                       1.59%         .86%          2.45%            $85         $279
Global Utilities Securities                         1.59%         .50%          2.09%            $81         $242
Growth and Income                                   1.59%         .49%          2.08%            $81         $241
High Income                                         1.59%         .53%          2.12%            $82         $245
Income Securities                                   1.59%         .50%          2.09%            $81         $242
Money Market                                        1.59%         .53%          2.12%            $82         $245
Mutual Discovery Securities                         1.59%        1.06%          2.65%            $87         $299
Mutual Shares Securities                            1.59%         .80%          2.39%            $84         $273
Natural Resources Securities                        1.59%         .69%          2.28%            $83         $261
Real Estate Securities                              1.59%         .54%          2.13%            $82         $246
Rising Dividends                                    1.59%         .74%          2.33%            $84         $266
Small Cap                                           1.59%         .77%          2.36%            $84         $270
Templeton Developing Markets Equity                 1.59%        1.42%          3.01%            $90         $333
Templeton Global Asset Allocation                   1.59%         .94%          2.53%            $86         $287
Templeton Global Growth                             1.59%         .88%          2.47%            $85         $281
Templeton Global Income Securities                  1.59%         .62%          2.21%            $82         $254
Templeton International Equity                      1.59%         .89%          2.48%            $85         $282
Templeton International Smaller Companies           1.59%        1.06%          2.65%            $87         $299
Templeton Pacific Growth                            1.59%        1.03%          2.62%            $87         $296
U.S. Government Securities                          1.59%         .50%          2.09%            $81         $242
Value Securities                                    1.59%         .81           2.40%            $84         $274
Zero Coupon 2000                                    1.59%         .40%          1.99%            $80         $231
Zero Coupon 2005                                    1.59%         .40%          1.99%            $80         $231
Zero Coupon 2010                                    1.59%         .40%          1.99%            $80         $231
------------------------------------------------------------------------------------------------------------------------------------

The expenses for the newly formed portfolios have been estimated. The expenses for the Zero Coupon Funds reflect current fee waiver arrangements. For more detailed information, see the Fee Table in the prospectus for the Contract.




6. TAXES.

Any earnings are not taxed until you take them out. In most cases, if you take money out, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on the taxable amounts surrendered. Payments during the payout phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable.



7. ACCESS TO YOUR MONEY.


You may make a surrender at any time during the accumulation phase. Any partial surrender must be for at least $500. You may request a surrender in writing or by electing the Systematic Withdrawal Program or Minimum Distribution Program which are briefly described in Section 10 of this Profile. After the first year, you can make multiple surrenders up to a total of 15% of the value of your Contract each year without charge from Preferred Life. Surrenders in excess of that amount will be subject to a contingent deferred sales charge. If you do not surrender the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year. Surrenders in excess of the 15% free withdrawal will be charged a contingent deferred sales charge which declines from 6% to 0% depending upon the number of complete years we have had your payment. After Preferred Life has had a payment for 7 years, there is no charge for surrenders related to that payment. Each purchase payment you add to your Contract has its own 7 year contingent deferred sales charge charge period. Of course, you may also have to pay income tax and a tax penalty on any money you take out of the Contract.




8. PERFORMANCE
OF THE PORTFOLIOS.


The value of the Contract will vary up or down depending upon the performance of the portfolio(s) you choose.

The following chart shows total returns for the portfolios for the periods shown. Performance is not shown for the Global Health Care Securities Fund and the Value Securities Fund because they were first offered for sale on May 1, 1998. These numbers reflect the insurance charges, the contract maintenance charge and the operating expenses of the portfolios. These numbers do not reflect any contingent deferred sales charges, which if applied, would reduce such performance. Past performance is not a guarantee of future results.




                                                                                  Calendar Year
                                                 ---------------------------------------------------------------------------------
Portfolio                                            1997        1996        1995       1994        1993        1992
----------------------------------------------------------------------------------------------------------------------------------
Capital Growth                                      16.46%        NA          NA         NA          NA          NA
Global Utilities Securities                         24.79%      5.47%      29.32%      -12.97%      8.80%       7.00%
Growth and Income                                   25.76%     12.39%      30.77%       -3.57%      8.58%       5.03%
High Income                                          9.80%     12.10%      17.90%       -3.80%     13.94%      14.43%
Income Securities                                   15.26%      9.52%      20.49%       -7.75%     16.76%      11.45%
Money Market                                         3.59%      3.50%       4.09%        2.20%      0.93%       1.43%
Mutual Discovery Securities                         17.50%        NA          NA         NA          NA          NA

                                                                                   Calendar Year
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio                                            1997        1996        1995       1994        1993        1992
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities                            15.89%        NA          NA         NA          NA          NA
Natural Resources Securities                       -20.27%      2.35%       0.74%       -3.54%     53.23%     -11.56%
Real Estate Securities                              18.81%     30.74%      15.69%        1.27%     17.16%      10.33%
Rising Dividends                                    30.96%     22.23%      27.73%       -5.59%     -4.98%        NA
Small Cap                                           15.59%     27.05%         NA         NA          NA          NA
Templeton Developing Markets Equity                -10.17%     19.68%       1.16%        NA          NA          NA
Templeton Global Asset Allocation                    9.96%     17.95%         NA         NA          NA          NA
Templeton Global Growth                             11.72%     19.38%      10.96%        NA          NA          NA
Templeton Global Income Securities                   0.86%      7.91%      12.88%       -6.49%     14.86%      -1.96%
Templeton International Equity                       9.94%     21.04%       8.86%       -0.72%    -26.58%        NA
Templeton International
 Smaller Companies                                  -3.06%        NA          NA         NA          NA          NA
Templeton Pacific Growth                           -37.00%      9.35%       6.28%      -10.24%     45.59%        NA
U.S. Government Securities                           7.59%      1.97%      17.60%       -6.06%      7.99%       5.97%
Zero Coupon 2000                                     5.42%      0.80%      18.79%       -8.22%     14.34%       7.35%
Zero Coupon 2005                                     9.62%     -2.09%      29.71%      -11.01%     20.33%       9.07%
Zero Coupon 2010                                    14.75%     -4.24%      40.59%      -12.38%     23.48%       8.61%



9. DEATH BENEFIT.


If you die during the accumulation phase, the person you have selected as your beneficiary will receive a death benefit. This death benefit will be the greater of: 1) the current value of your Contract, less any taxes, on the day all claim proofs and payment election forms are received by Preferred Life at the Valuemark Service Center; or 2) (if applicable) the guaranteed minimum death benefit less any taxes. The guaranteed minimum death benefit, as of the day all claim proofs and payment election forms are received by Preferred Life at the Valuemark Service Center, is the greater of: A) payments you have made, less any money you have taken out and charges paid on the money you have taken out; or B) the highest value of the contract on each contract anniversary prior to the owner's 76th birthday or date of death, increased by any payments made since that anniversary, less any money taken out and charges paid on the money you have taken out since that anniversary.




10. OTHER INFORMATION.


Free Look. If you cancel the Contract within 10 days after receiving it, we will send your money back without assessing a contingent deferred sales charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment.


No Probate. In most cases, when you die, your beneficiary will receive the death benefit without going through probate.

Purchasing Considerations. The Valuemark IV Variable Annuity Contract is designed for people seeking long-term tax deferred accumulation of assets, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features.

The Contract offers additional features which you might be interested in. These include:

Automatic Investment Plan - You can automatically add to your Contract on a monthly or quarterly basis for as little as $100 by electronic transfer of monies from your savings or checking account.


Dollar Cost Averaging Program - You can arrange to have a regular amount of money automatically transferred from selected portfolios to other portfolios each month, theoretically this can give you a lower average cost per unit over time than a single one time purchase. However, there are no guarantees that this will take place.

Flexible Rebalancing - Preferred Life will automatically readjust your Contract value among the portfolios to maintain your specified allocation mix. This can be done quarterly, semi-annually or annually.

Systematic Withdrawal Program - You can elect to receive monthly or quarterly payments from Preferred Life while your Contract is in the accumulation phase. Of course, you may have to pay tax penalties and income taxes on the money you receive.

Minimum Distribution Program - You can arrange to have money sent to you each month or quarter to meet certain required distribution requirements imposed by the Internal Revenue Code generally after age 701/2.


These features may not be suitable for your particular situation.



11. INQUIRIES.

If you have any questions about your Contract or need more information, please contact us at:

            Valuemark Service Center
            300 Berwyn Park
            P.O. Box 3031
            Berwyn, PA 19312-0031
            (800) 624-0197




                   THE VALUEMARK IV VARIABLE ANNUITY CONTRACT
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK



This prospectus describes the Valuemark IV Variable Annuity Contract with a Fixed Option offered by Preferred Life Insurance Company of New York (Preferred
Life).

The annuity has 26 investment options - the 25 Portfolios of Franklin Valuemark Funds which are listed below and a Fixed Option of Preferred Life. You can select up to 10 investment options (which includes any of the Portfolios listed below and the Fixed Option).

PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME
Money Market Fund

PORTFOLIOS SEEKING CURRENT INCOME
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

PORTFOLIOS SEEKING GROWTH AND INCOME
Global Utilities Securities Fund
Growth and Income Fund
Income  Securities  Fund
Mutual Shares  Securities  Fund
Real Estate Securities  Fund
Rising  Dividends Fund
Templeton  Global Asset  Allocation Fund
Value Securities Fund

PORTFOLIOS  SEEKING  CAPITAL  GROWTH
Capital  Growth  Fund
Global  Health Care Securities Fund
Mutual Discovery  Securities Fund
Natural  Resources  Securities Fund
Small Cap Fund
Templeton  Developing  Markets Equity Fund
Templeton  Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

THE GLOBAL HEALTH CARE SECURITIES FUND AND THE VALUE SECURITIES FUND ARE NOT AVAILABLE IN NEW YORK UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.)

Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark IV Variable Annuity Contract with a Fixed Option.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. The Table of Contents of the SAI is on Page 19 of this prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about registrants that file electronically with the SEC. For a free copy of the SAI, call us at (800) 342-3863 or write us at: 152 West 57th Street, 18th Floor, New York, New York 10019.


INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This prospectus is not an offering of the securities herein described in any state, country, or jurisdiction in which the offering is unauthorized. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this prospectus.

Dated: May 1, 1998


TABLE OF CONTENTS
-------------------------------------------------------------------------------


                                                    Page
INDEX OF TERMS ...................................    3
FEE TABLE ........................................    4
 1. THE VALUEMARK IV
VARIABLE ANNUITY CONTRACT ........................    8
    Contract Owner ...............................    8
    Joint Owner ..................................    8
    Annuitant ....................................    8
    Beneficiary...................................    8
    Assignment ...................................    8
 2. ANNUITY PAYMENTS
(THE PAYOUTPHASE) ................................    9
    Annuity Options ..............................    9
 3. PURCHASE .....................................    9
    Purchase Payments ............................    9
    Automatic Investment Plan ....................   10
    Allocation of Purchase Payments ..............   10
    Free Look ....................................   10
    Accumulation Units ...........................   10
 4. INVESTMENT OPTIONS ...........................   11
    Transfers ....................................   12
    Dollar Cost Averaging Program ................   12
    Flexible Rebalancing .........................   13
    Voting Privileges ............................   13
    Substitution .................................   13
 5. EXPENSES .....................................   13
    Insurance Charges ............................   13
    Mortality and Expense Risk Charge ............   13
    Administrative Charge ........................   13
    Contract Maintenance Charge ..................   13
    Contingent Deferred Sales Charge .............   14
    Waiver of Contingent
    Deferred Sales Charge ........................   14
    Reduction or Elimination of the
    Contingent Deferred Sales Charge .............   14
    Transfer Fee .................................   14
    Income Taxes .................................   15
    Portfolio Expenses ...........................   15
 6. TAXES ........................................   15
    Annuity Contracts in General .................   15
    Qualified and Non-Qualified Contracts ........   15
    Multiple Contracts ...........................   15
    Surrenders - Non-Qualified Contracts .........   15
    Surrenders - Qualified Contracts .............   16
    Surrenders - Tax-Sheltered Annuities .........   16
    Diversification ..............................   16
 7. ACCESS TO YOUR MONEY .........................   16
    Systematic Withdrawal Program ................   16
    Minimum Distribution Program .................   16
    Suspension of Payments or Transfers ..........   17
 8. PERFORMANCE ..................................   17
 9. DEATH BENEFIT ................................   17
    Upon Your Death ..............................   17
    Death of Annuitant ...........................   18
10. OTHER INFORMATION ............................   19
    Preferred Life ...............................   19
    The Separate Account .........................   19
    Distribution .................................   19
    Administration ...............................   19
    Financial Statements .........................   19
TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION ...........................   19



INDEX OF TERMS

This prospectus is written in plain English to make it as understandable for you as possible. However, there are some technical terms used which are capitalized in this prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                                   Page


Accumulation Phase ...............................    8
Accumulation Unit ................................   10
Annuitant ........................................    8
Annuity Options ..................................    9
Annuity Payments .................................    9
Annuity Unit .....................................   10
Beneficiary ......................................    8
Contract..........................................    8
Contract Owner ...................................    8
Fixed Option......................................    8
Income Date ......................................    9
Joint Owner ......................................    8
Non-Qualified ....................................   15
Payout Phase .....................................    8
Portfolios .......................................   11
Purchase Payment .................................    9
Qualified ........................................   15
Tax Deferral .....................................   15

FEE TABLE
CONTRACT OWNER TRANSACTION FEES
Contingent Deferred Sales Charge*
(as a percentage of purchase payments)



                                            Years Since
                                         Purchase Payement  Charge
                                           ------------      -----
                                                0-1           6%
                                                1-2           6%
                                                2-3           6%
                                                3-4           5%
                                                4-5           4%
                                                5-6           3%
                                                6-7           2%
                                                7+            0%



Transfer Fee**.........................................First 12 transfers in a Contract year are free. Thereafter, the fee is $25 (or 2% of the amount transferred, if less). Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not counted.

Contract Maintenance Charge***.........................$30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and Expense Risk Charge****....................    1.34%
Administrative Charge....................................     .15%
                                                            --------
Total Separate Account Annual Expenses...................    1.49%

*Each year after the first Contract year, you may make multiple partial surrenders of up to a total of 15% of the value of your Contract and no contingent deferred sales charge will be assessed. See Section 7 - "Access to Your Money" for additional options.


**The Contract provides that if more than twelve transfers have been made in a Contract year, the Company reserves the right to deduct a transfer fee which will not exceed $25 or 2% of the amount transferred. Market timing transfers may not be permitted.

***During the Accumulation Phase, the charge is waived if the value of your Contract is at least $50,000. If you own more than one Valuemark IV Contract (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000.


****The Mortality and Expense Risk Charge is 1.25% during the Payout Phase.

FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES
(as a percentage of Franklin Valuemark Funds' average net assets)


The Management and Portfolio Administration Fees for each Portfolio are based on a percentage of that Portfolio's net assets under management. See the prospectus for Franklin Valuemark Funds for more information.

The  "Management  and  Portfolio  Administration  Fees"  below  are the  amounts  that  were paid to the  Managers  and  Portfolio
Administrators  for the 1997  calendar  year except for  Portfolios  with fee waivers or newer  Portfolios  without a full year of operations as of December 31, 1997.

                                                                        Management and Portfolio
                                                                          Administration Fees1
                                                                    (after management fee waiver    Other   Total Annual
                                                                with respect to certain portfolios)Expenses    Expenses
------------------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund ...................................................            .75%               .02%      .77%
Global Health Care Securities Fund2 ...................................            .75%               .11%      .86%
Global Utilities Securities Fund ......................................            .47%               .03%      .50%
Growth and Income Fund ................................................            .47%               .02%      .49%
High Income Fund ......................................................            .50%               .03%      .53%
Income Securities Fund ................................................            .47%               .03%      .50%
Money Market Fund3 ....................................................            .51%               .02%      .53%
Mutual Discovery Securities Fund ......................................            .80%               .26%     1.06%
Mutual Shares Securities Fund .........................................            .60%               .20%      .80%
Natural Resources Securities Fund .....................................            .62%               .07%      .69%
Real Estate Securities Fund ...........................................            .51%               .03%      .54%
Rising Dividends Fund .................................................            .72%               .02%      .74%
Small Cap Fund ........................................................            .75%               .02%      .77%
Templeton Developing Markets Equity Fund ..............................           1.25%               .17%     1.42%
Templeton Global Asset Allocation Fund ................................            .65%               .29%      .94%
Templeton Global Growth Fund ..........................................            .83%               .05%      .88%
Templeton Global Income Securities Fund ...............................            .56%               .06%      .62%
Templeton International Equity Fund ...................................            .80%               .09%      .89%
Templeton International Smaller Companies Fund ........................            .85%               .21%     1.06%
Templeton Pacific Growth Fund .........................................            .92%               .11%     1.03%
U.S. Government Securities Fund .......................................            .48%               .02%      .50%
Value Securities Fund2 ................................................            .75%               .06%      .81%
Zero Coupon Fund - 20004 ..............................................            .37%               .03%      .40%
Zero Coupon Fund - 20054 ..............................................            .37%               .03%      .40%
Zero Coupon Fund - 20104 ..............................................            .37%               .03%      .40%


1The Portfolio  Administration Fee is a direct expense for the Global Health Care Securities Fund, the Mutual Discovery Securities
Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies
Fund, and the Value Securities Fund;  other  Portfolios pay for similar  services  indirectly  through the Management Fee. See the
Franklin Valuemark Funds prospectus for further information regarding these fees.

2The Global Health Care Securities Fund and the Value  Securities Fund commenced  operations May 1, 1998. The expenses shown above for these Portfolios are therefore estimated for 1998.

3Franklin  Advisers,  Inc.  agreed to waive a portion of its Management  Fee and to pay certain  expenses of the Money Market Fund during 1997. It is currently  continuing  this  arrangement in 1998.  This  arrangement  may be terminated at any time.  With this reduction, the Portfolio's actual total annual expenses for 1997 were 0.45% of the average daily net assets of the Portfolio.

4Although  not obligated  to,  Franklin  Advisers,  Inc. has agreed to waive a portion of its  Management  Fees and to pay certain expenses of the three Zero Coupon Funds  through at least  December  31, 1998 so that the total  expenses of each Zero Coupon Fund will not exceed 0.40% of each Portfolio's net assets. Absent the management fee waivers, for the year ended December 31, 1997, the
Total Annual Expenses and Management and Portfolio Administration Fees would have been as follows: Zero Coupon Fund-2000, .63% and
 .60%; Zero Coupon Fund-2005,  .65% and .62%; and Zero Coupon Fund-2010, .65% and .62%. There were no expense reimbursements during
1997 for the Zero Coupon Funds.


The purpose of this Fee Table is to help you  understand  the costs of investing in the Contract.  The Fee Table reflects the 1997 expenses of the Separate Account as well as the Portfolios.  The examples below should not be considered a representation  of past or future expenses.  Actual expenses may be greater or less than those shown. The $30 contract  maintenance  charge is included in the Examples as a prorated charge of $1. Since the average Contract size is greater than $1,000,  the contract  maintenance charge is reduced accordingly.  Premium taxes are not reflected in the Tables. For additional information, see Section 5 - "Expenses" and the Franklin Valuemark Funds prospectus.


EXAMPLES

You would pay the following  expenses on a $1,000  investment,  assuming a 5% annual  return on your money if you  surrender  your
Contract at the end of each time period:


                                                                                  1 Year    3 Years   5 Years  10 Years
------------------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund ............................................................     $84      $125      $160      $270
Global Health Care Securities Fund* ............................................     $85      $127      $165      $279
Global Utilities Securities Fund ...............................................     $81      $116      $146      $242
Growth and Income Fund .........................................................     $81      $116      $146      $241
High Income Fund ...............................................................     $82      $117      $148      $245
Income Securities Fund .........................................................     $81      $116      $146      $242
Money Market Fund ..............................................................     $82      $117      $148      $245
Mutual Discovery Secrities Fund ................................................     $87      $133      $175      $299
Mutual Shares Securities Fund ..................................................     $84      $126      $162      $273
Natural Resources Securities Fund ..............................................     $83      $122      $156      $261
Real Estate Securities Fund ....................................................     $82      $118      $148      $246
Rising Dividends Fund ..........................................................     $84      $124      $158      $266
Small Cap Fund .................................................................     $84      $125      $160      $270
Templeton Developing Markets Equity Fund .......................................     $90      $144      $192      $333
Templeton Global Asset Allocation Fund .........................................     $86      $130      $169      $287
Templeton Global Growth Fund ...................................................     $85      $128      $166      $281
Templeton Global Income Securities Fund ........................................     $82      $120      $152      $254
Templeton International Equity Fund ............................................     $85      $128      $166      $282
Templeton International Smaller Companies Fund .................................     $87      $133      $175      $299
Templeton Pacific Growth Fund ..................................................     $87      $132      $173      $296
U.S. Government Securities Fund ................................................     $81      $116      $146      $242
Value Securities Fund* .........................................................     $84      $126      $162      $274
Zero Coupon Fund-2000++.........................................................     $80      $113      $141      $231
Zero Coupon Fund-2005++.........................................................     $80      $113      $141      $231
Zero Coupon Fund-2010++.........................................................     $80      $113      $141      $231



*Estimated

++Calculated with waiver of fees

You would pay the  following  expenses on a $1,000  investment,  assuming a 5% annual return on your money if your Contract is not surrendered or is annuitized:


                                                                                   1 Year    3 Years   5 Years  10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund ...........................................................      $24        $74     $126      $270
Global Health Care Securities Fund* ...........................................      $25        $76     $131      $279
Global Utilities Securities Fund ..............................................      $21        $65     $112      $242
Growth and Income Fund ........................................................      $21        $65     $112      $241
High Income Fund ..............................................................      $22        $66     $114      $245
Income Securities Fund ........................................................      $21        $65     $112      $242
Money Market Fund .............................................................      $22        $66     $114      $245
Mutual Discovery Securities Fund ..............................................      $27        $82     $141      $299
Mutual Shares Securities Fund .................................................      $24        $75     $128      $273
Natural Resources Securities Fund .............................................      $23        $71     $122      $261
Real Estate Securities Fund ...................................................      $22        $67     $114      $246
Rising Dividends Fund .........................................................      $24        $73     $124      $266
Small Cap Fund ................................................................      $24        $74     $126      $270
Templeton Developing Markets Equity Fund ......................................      $30        $93     $158      $333
Templeton Global Asset Allocation Fund ........................................      $26        $79     $135      $287
Templeton Global Growth Fund ..................................................      $25        $77     $132      $281
Templeton Global Income Securities Fund .......................................      $22        $69     $118      $254
Templeton International Equity Fund ...........................................      $25        $77     $132      $282
Templeton International Smaller Companies Fund ................................      $27        $82     $141      $299
Templeton Pacific Growth Fund .................................................      $27        $81     $139      $296
U.S. Government Securities Fund ...............................................      $21        $65     $112      $242
Value Securities Fund* ........................................................      $24        $75     $128      $274
Zero Coupon Fund-2000++........................................................      $20        $62     $107      $231
Zero Coupon Fund-2005++........................................................      $20        $62     $107      $231
Zero Coupon Fund-2010++........................................................      $20        $62     $107      $231



*Estimated

++Calculated with waiver of fees


As of the date of this prospectus, no Contracts had been sold. Therefore, Preferred Life has not provided Accumulation Unit Values.

1. THE VALUEMARK IV VARIABLE ANNUITY CONTRACT


This prospectus describes a variable annuity contract with a Fixed Option offered by Preferred Life.


An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments, beginning on a designated date that is at least two years in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase. The Contract benefits from Tax Deferral.

Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.


The Contract is called a variable annuity because you can choose among 25 Portfolios and depending upon market conditions, you can make or lose money in the Contract based on the Portfolios' investment performance. The Portfolios are designed to offer a better return than the Fixed Option, however this is not guaranteed. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase from the variable annuity portion of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.

The Contract also contains a Fixed Option (referred to in the Contract as the "Fixed Account"). The Fixed Option offers an interest rate that is guaranteed by Preferred Life for all deposits made within the twelve month period. This interest rate is set monthly and is guaranteed for 12 months. Preferred Life guarantees that the interest credited to the Fixed Option will not be less than 3% per year. If you select the Fixed Option, your money will be placed with the other general assets of Preferred Life. If you select the Fixed Option, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.


We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER

You as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the contract is issued, unless changed. You may change Contract Owners at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER


The Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.


ANNUITANT

An Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can assign the Contract at any time during your lifetime. Preferred Life will not be bound by the assignment until it receives the written notice of the assignment. Preferred Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.

2. ANNUITY PAYMENTS
(THE PAYOUT PHASE)

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 full years after you buy the Contract. You can also choose among income plans. We call those Annuity Options.


We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Annuity Payments must begin by the first day of the first calendar month following the Annuitant's 90th birthday. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of guaranteed payments.



You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Portfolios. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Portfolios, the dollar amount of your payment will depend upon three things: 1) the value of your Contract in the Portfolio(s) on the Income Date, 2) the 5% assumed investment rate used in the annuity table for the Contract, and 3) the performance of the Portfolio(s) you selected. If the actual performance exceeds the 5% assumed rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.


ANNUITY OPTIONS

You can choose one of the following Annuity Options or any other Annuity Option you want and that Preferred Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if, when the Annuitant dies, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you for the rest of the guaranteed period. If you do not want to receive Annuity Payments, you can ask us for a single lump sum.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to the Contract Owner can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that would have been paid if they were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you designate for rest of the guaranteed period. If you do not want to receive Annuity Payments, you can ask us for a single lump sum.


OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity Payments is less than the value annuitized, then the Contract Owner will receive a refund as set forth in the Contract.


3. PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS


A Purchase Payment is the money you invest in the Contract. The minimum payment Preferred Life will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you enroll in the automatic investment plan (which is described below), your Purchase Payment can be $2,000. If you are buying the Contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum amount we will accept is $2,000. The maximum we will accept without our prior approval is $1 million. You can make additional Purchase Payments of $250 (or as low as $100 if you have selected the automatic investment plan) or more to either type of Contract. Preferred Life may, at its sole discretion, waive minimum payment requirements. At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old. This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.


AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of funds from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Option and/or one or more of the Portfolios you have selected. We ask that you allocate your money in either whole percentages or round dollars. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. Preferred Life reserves the right to limit the number of Portfolios that you may invest in at one time. Currently, you may invest in 10 investment options at one time (which includes any of the 25 Portfolios of Franklin Valuemark Funds listed in Section 4 and the Preferred Life Fixed Option). We may change this in the future. However, we will always allow you to invest in at least five Portfolios.

Once we receive your Purchase Payment, the necessary information and federal funds (federal funds means monies credited to a bank's account with its regional federal reserve bank), we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional
Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.


FREE LOOK


If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. When you cancel the Contract within this time period, Preferred Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. If you have purchased the Contract as an IRA, we are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we have the right to allocate your initial Purchase Payment to the Money Market Fund for 15 days after we receive your first Purchase Payment. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Portfolios and/or the Fixed Option as you have selected.


ACCUMULATION UNITS


The value of the portion of your Contract allocated to the Portfolios will go up or down depending upon the investment performance of the Portfolio(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.


Every business day we determine the value of an Accumulation Unit by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:


1. dividing the value of a Portfolio Accumulation Unit at the end of the current period by the value of a Portfolio Accumulation Unit for the previous period; and


2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Portfolio. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Portfolio by the value of the Accumulation Unit.


We calculate the value of an Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Growth and Income Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Growth and Income Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.

4. INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The Contract offers 25 Portfolios of Franklin Valuemark Funds and a Fixed Option of Preferred Life. Additional Portfolios may be available in the future. THE GLOBAL HEALTH CARE SECURITIES FUND AND THE VALUE SECURITIES FUND ARE NOT AVAILABLE IN NEW YORK UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.)


YOU SHOULD READ THE FRANKLIN VALUEMARK FUNDS PROSPECTUS (WHICH IS ATTACHED TO THIS PROSPECTUS) CAREFULLY BEFORE INVESTING.


Franklin Valuemark Funds is the mutual fund underlying your Contract. Each Portfolio has its own investment objective. Investment managers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc. (FA), Franklin Advisory Services, Inc. (FAS), Franklin Mutual Advisers, Inc. (FMA), Templeton Asset Management Ltd. (TAM), Templeton Global Advisors Limited (TGA), and Templeton Investment Counsel, Inc. (TIC). Certain managers have retained one or more affiliated subadvisers to help them manage the Portfolios.

The following is a list of the Portfolios available under the Contract:




                                              Investment
Available Portfolios                           Managers
--------------------------------------------------------------------------------
PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME
Money Market Fund ...........................   FA
PORTFOLIOS SEEKING
CURRENT INCOME
High Income Fund ............................   FA
Templeton Global
 Income Securities Fund .....................   FA
U.S. Government Securities Fund .............   FA
Zero Coupon Funds -
 2000, 2005, 2010 ...........................   FA
PORTFOLIOS SEEKING
GROWTH AND INCOME
Global Utilities Securities Fund ............   FA
Growth and Income Fund ......................   FA
Income Securities Fund ......................   FA
Mutual Shares Securities Fund ...............   FMA
Real Estate Securities Fund .................   FA
Rising Dividends Fund .......................   FAS
Templeton Global
 Asset Allocation Fund ......................   TGA
Value Securities Fund .......................   FAS
PORTFOLIOS SEEKING
CAPITAL GROWTH
Capital Growth Fund .........................   FA
Global Health Care Securities Fund ..........   FA
Mutual Discovery Securities Fund ............   FMA
Natural Resources Securities Fund ...........   FA
Small Cap Fund ..............................   FA
Templeton Developing
 Markets Equity Fund ........................   TAM
Templeton Global Growth Fund ................   TGA
Templeton International Equity Fund .........   FA
Templeton International
 Smaller Companies Fund .....................   TIC
Templeton Pacific Growth Fund ...............   FA
--------------------------------------------------------------------------------

Franklin Valuemark Funds serves as the underlying mutual fund for variable life insurance policies offered by an affiliate of Preferred Life and other variable annuity contracts offered by Preferred Life and its affiliates. Franklin Valuemark Funds does not believe that offering its shares in this manner will be disadvantageous to you.


TRANSFERS


You can transfer money among the 25 Portfolios and/or the Fixed Option. Preferred Life currently allows you to make as many transfers as you want to each year. Preferred Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Option and to or from any Portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following applies to any transfer:

1. The minimum amount which you can transfer is $1,000 or your entire value in the Portfolio or Fixed Option. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (which are described below).


2. We may not allow you to make transfers during the free look period.


3. Your request for a transfer must clearly state which Portfolio(s) or the Fixed Option is involved in the transfer.


4. Your request for a transfer must clearly state how much the transfer is for.

5. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.


6. During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7. During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a Fixed Annuity Option.


Preferred Life has reserved the right to modify the transfer provisions subject to the guarantees described above.
You can make transfers by telephone by properly completing the telephone transfer forms provided by Preferred Life. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless Preferred Life is instructed otherwise, Preferred Life will accept instructions from either one of you. Preferred Life will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Preferred Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Portfolio or the Fixed Option to up to eight of the other Portfolios. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There are two Dollar Cost Averaging options. The first option is the Dollar Cost Averaging Fixed Option and it is available for new Contracts and additional Purchase Payments to new and existing Contracts which will receive a special fixed rate guaranteed for one year by Preferred Life. Dollar Cost Averaging will take place over twelve months and requires a minimum investment of $6,000.

The second option is the Standard Dollar Cost Averaging Option which requires a $3,000 minimum investment and participation for at least six months (or two quarters).

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. The Portfolio(s) you transfer from may not be the Portfolio(s) you transfer to in this program. You may elect either program by properly completing the Dollar Cost Averaging form provided by Preferred Life.

Your participation in the program will end when any of the following occurs: (1) the number of desired transfers have been made; (2) you do not have enough money in the Portfolio(s) or Fixed Option to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);
(3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or (4) the Contract is terminated.


If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

FLEXIBLE REBALANCING


Once your money has been invested, the performance of the Portfolios may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Portfolios. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Portfolio allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day. If you participate in Flexible Rebalancing, the transfers made under the program are not taken into account in determining any transfer fee. The Fixed Option is not permitted to be part of Flexible Rebalancing.


VOTING PRIVILEGES


Preferred Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote, Preferred Life will obtain from you and other Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Preferred Life owns on its own behalf. Should Preferred Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION


Preferred Life may substitute one of the Portfolios you have selected with another Portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.


5. EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Preferred Life makes a deduction for its insurance charges. Preferred Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge and 2) the administrative charge.


Mortality and Expense Risk Charge. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses. During the Payout Phase, the charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses. This charge compensates us for all the insurance benefits provided by your Contract (for example, the guarantee of annuity rates, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). The amount of the mortality and expense risk charge is less during the Payout Phase because Preferred Life does not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

Administrative Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual reports and statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.


CONTRACT MAINTENANCE CHARGE

Every year on the anniversary of the date when your Contract was issued, Preferred Life deducts $30 from your Contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge can not be increased.


However, during the Accumulation Phase, if the value of your Contract is at least $50,000 when the deduction for the charge is to be made, Preferred Life will not deduct this charge. If you own more than one Valuemark IV Contract, Preferred Life will determine the total value of all your Valuemark IV Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, Preferred Life will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000. If the Contract is owned by a non-natural person (e.g., a corporation), Preferred Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete surrender from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.


CONTINGENT DEFERRED SALES CHARGE

Surrenders may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make surrenders from your Contract. Preferred Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon how long Preferred Life has had your payment. The charge is:


                                   Contingent
               Years Since          Deferred
            Purchase Payment      Sales Charge
              ------------          --------
                   0-1                  6%
                   1-2                  6%
                   2-3                  6%
                   3-4                  5%
                   4-5                  4%
                   5-6                  3%
                   6-7                  2%
                   7+                   0%


However, after Preferred Life has had a Purchase Payment for 7 full years, there is no charge when you surrender that Purchase Payment. For purposes of the contingent deferred sales charge, Preferred Life treats withdrawals as coming from the oldest Purchase Payments first. Preferred Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

NOTE: For tax purposes, surrenders are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.


FREE SURRENDER AMOUNT (referred to in sales literature as "15% Withdrawal Privilege") - Each year after the first Contract year, you can make multiple surrenders up to 15% of the value of your Contract and no contingent deferred sales charge will be deducted from the 15% you take out. Surrenders in excess of that free amount will be subject to the contingent deferred sales charge. If you do not surrender the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program which allow you to make surrenders without the deduction of the contingent deferred sales charge under certain circumstances. You cannot use these Programs and the 15% free withdrawal amount in the same Contract year. See Section 7 - "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.


WAIVER OF CONTINGENT
DEFERRED SALES CHARGE


Under certain circumstances, after the first year, Preferred Life will permit you to take your money out of the Contract without deducting the contingent deferred sales charge if you or your Joint Owner become totally disabled for at least 90 consecutive days.


REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE


Preferred Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Preferred Life. Preferred Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Preferred Life or any of its affiliates. Any circumstances resulting in reduction or elimination of the contingent deferred sales charge requires prior approval of Preferred Life.


TRANSFER FEE


You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer. The transfer fee will be deducted from the Portfolio or Fixed Option from which the transfer is made. If the entire amount is transferred, the fee will be deducted from the amount transferred.


If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.

INCOME TAXES


Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Preferred Life is not making any such deductions.


PORTFOLIO EXPENSES


There are deductions from the assets of the various Portfolios for operating expenses (including management fees) which are described in the attached prospectus for Franklin Valuemark Funds.


6. TAXES
--------------------------------------------------------------------------------

NOTE: PREFERRED LIFE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. PREFERRED LIFE HAS INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs - either as a surrender or as Annuity Payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than tax-qualified trusts), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), and pension and profit-sharing plans, which include 401(k) plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.


MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.


SURRENDERS - NON-QUALIFIED CONTRACTS

If you make a surrender from your Contract, the Code treats such a surrender as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some surrenders will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 591/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer; (5) paid under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

SURRENDERS - QUALIFIED CONTRACTS

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of surrenders from Qualified Contracts is contained in the Statement of Additional Information.

SURRENDERS - TAX-SHELTERED ANNUITIES


The Code limits the surrender of Purchase Payments made by Contract Owners from certain Tax-Sheltered Annuities. Surrenders can only be made when a Contract
Owner: (1) reaches age 591/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.


DIVERSIFICATION


The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life would be considered the owner of the shares of the Portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.


Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can have access to the money in your Contract:
(1) by making a surrender (either a partial or a total surrender); (2) by receiving Annuity Payments; or (3) when a death benefit is paid to your Beneficiary. Surrenders can only be made during the Accumulation Phase.

When you make a complete surrender you will receive the value of the Contract on the day you made the surrender less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See
Section 5 - "Expenses" for a discussion of the charges.)


Any partial surrender must be for at least $500 and, unless you instruct Preferred Life otherwise, will be made pro-rata from all the Portfolios and the Fixed Option you selected. Preferred Life requires that after you make a partial surrender the value of your Contract must be at least $2,000.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY SURRENDER YOU MAKE.

There are limits to the amount you can surrender from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6 - Taxes and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM


If the value of your Contract is at least $25,000, Preferred Life offers a plan which provides automatic monthly or quarterly payments to you from your Contract each year. The total systematic withdrawals which you can make each year without Preferred Life deducting a contingent deferred sales charge is limited to 15% of the value of your Contract determined on the business day before we receive your request. You may surrender any amount you want under this program if your payments are no longer subject to the contingent deferred sales charge. If you make surrenders under this plan, you may not also use the 15% free surrender amount that year. For a discussion of the contingent deferred sales charge and the 15% free surrender amount, see Section 5 - "Expenses". All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the surrender will be made the previous business day.

INCOME TAXES AND TAX PENALTIES MAY APPLY TO SYSTEMATIC WITHDRAWALS.


MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Preferred Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Preferred Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free surrender amount.

SUSPENSION OF PAYMENTS OR TRANSFERS

Preferred Life may be required to suspend or postpone payments for surrenders or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;


3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Preferred Life cannot reasonably value the Portfolio shares;


4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.
Preferred Life has reserved the right to defer payment for a surrender or transfer from the Fixed Option for the period permitted by law but not for more than six months.

8. PERFORMANCE
--------------------------------------------------------------------------------


Preferred Life periodically advertises performance of the various Accumulation Units. Preferred Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contingent deferred sale charge and contract maintenance charge. The deduction of any applicable contract maintenance charges and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios. Preferred Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the Franklin Valuemark Funds prospectus for more information.

Certain Portfolios have been in existence for some time and have investment performance history. However, the Contracts are new. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, Preferred Life has prepared performance information. The performance is based on the historical performance of the Portfolios, modified to reflect the charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. The information is based upon the historical experience of the Portfolios and does not represent past performance or predict future performance. Preferred Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data and does not guarantee future results of the Accumulation Units.


9. DEATH BENEFIT
-------------------------------------------------------------------------------

UPON YOUR DEATH


If you or your Joint Owner die during the Accumulation Phase, Preferred Life will pay a death benefit to your Beneficiary (see below). No death benefit is paid during the Payout Phase. The amount of the death benefit is:

I. CONTRACTS THAT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT


Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement. For these Contracts the death benefit will be the greater of (1) or
(2) below:

(1) The current value of your Contract, less any taxes owed. This amount is determined as of the day that all claim proofs and payment election forms are received at the Valuemark Service Center.

(2) The guaranteed minimum death benefit (as explained below and in the enhanced death benefit endorsement to your Contract), as of the day that all claim proofs and payment election forms are received at the Valuemark Service Center.

     A. During the first year of all such Contracts and if you are age 76 or older at the time of purchase, the following guaranteed minimum death benefit will apply: o payments you have made, o less any money you have taken out, o less any applicable charges paid on money taken out,

     B. After the first Contract year, for Contracts issued before your 76th birthday, and until you reach age 76, the greater of (a) or (b) below will be your guaranteed minimum death benefit:

        a) Purchase Payments

           o payments you have made,

           o less any money you have taken out,

           o less any applicable charges paid on money taken out,

        b) Contract Value

           o highest value of the Contract on each Contract anniversary,

           o plus any payments made since that Contract anniversary,

           o less any money you have taken out since that anniversary,

           o less any applicable charges paid on money taken out since tha anniversary,

      C. After your 76th birthday, the following guaranteed minimum death benefit will apply:

        o your guaranteed minimum death benefit on the Contract anniversary prior to your 76th birthday

        o plus any payments you have made since then,

        o less any money you have taken out since then,

        o less any applicable charges paid on money taken out since then,

II. CONTRACTS THAT DO NOT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT
For all Contracts that do not receive an enhanced death benefit endorsement, the death benefit will be:

The current value of your Contract, less any taxes owed. This amount is determined as of the day that all claim proofs and payment election forms are received at the Valuemark Service Center.

III. ADDITIONAL PROVISIONS

If you have a Joint Owner, the age of the oldest Contract Owner will be used to determine the guaranteed minimum death benefit. The guaranteed minimum death benefit will be reduced by any amounts surrendered after the date of death. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant. If you have a Joint Owner, and the Joint Owner dies, the surviving Owner will be considered the Beneficiary.

A Beneficiary may request that the death benefit be paid in one of the following ways: (1) payment of the entire death benefit within 5 years of the date of death; or (2) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current value, or if greater, the death benefit value. If a lump sum payment is elected and all the necessary requirements, including any required tax consent from the state of New York (when required), are met, the payment will be made within 7 days. Payment of the death benefit may be delayed pending receipt of the tax consent (when required). If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.


DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If a new Annuitant is not named within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.

10. OTHER INFORMATION
--------------------------------------------------------------------------------

PREFERRED LIFE

Preferred Life Insurance Company of New York (Preferred Life), 152 West 57th Street, 18th Floor, New York, NY 10019, was organized under the laws of the state of New York. Preferred Life offers annuities and group life, group accident and health insurance and variable annuity products. Preferred Life is licensed to do business in six states and the District of Columbia. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly-owned subsidiary of Allianz Versicherungs
AG Holding.

THE SEPARATE ACCOUNT


Preferred Life established a separate account, Preferred Life Variable Account C (Separate Account), to hold the assets that underlie the Contracts. The Board of Directors of Preferred Life adopted a resolution to establish the Separate Account under New York insurance law on February 26, 1988. Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Contract sub-accounts. Each Contract sub-account invests in a Portfolio.


The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Preferred Life may issue.

DISTRIBUTION

NALAC Financial Plans, LLC (NFP), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. NFP is an affiliate of Preferred Life.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions and expense reimbursements up to an amount equal to 6.0% of Purchase Payments for promotional or distribution expenses associated with marketing of the Contracts. The New York Insurance Department permits asset based compensation. Preferred Life may adopt an asset based compensation program in addition to, or in lieu of, the present compensation program. Commissions may be recovered from broker-dealers if a full or partial surrender occurs within 12 months of a Purchase Payment.

ADMINISTRATION

Preferred Life has hired Delaware Valley Financial Services, Inc., 300 Berwyn Park, Berwyn, Pennsylvania, to perform administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

FINANCIAL STATEMENTS

The financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Insurance Company ................................    2
Experts ..........................................    2
Legal Opinions ...................................    2
Distributor ......................................    2
Reduction or Elimination of the
Contingent Deferred Sales Charge .................    2
Calculation of Performance Data ..................    2
Federal Tax Status ...............................    5
Annuity Provisions ...............................   10
Mortality and Expense Guarantee ..................   10
Financial Statements .............................   10





                                    PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                   PREFERRED LIFE INSURANCE COMPANY OF NEWYORK


                                   May 1, 1998


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019,
(800) 342-3863.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 1998, AND AS MAY BE AMENDED FROM TIME TO TIME.



Table of Contents


Contents                                          Page
Insurance Company...............................     2
Experts.........................................     2
Legal Opinions..................................     2
Distributor.....................................     2
Reduction or Elimination of the
 Contingent Deferred Sales Charge...............     2
Calculation of Performance Data.................     2
Federal Tax Status..............................     5
Annuity Provisions..............................    10
Annuity Unit Value..............................    10
Mortality and Expense Risk Guarantee............    10
Financial Statements............................    10




Insurance Company

Information regarding Preferred Life Insurance Company of New York ("Insurance Company") is contained in the Prospectus.

The Insurance Company is rated A+ (Superior, Group Rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
------------------------------------------------------------------------------

The financial statements of Preferred Life Variable Account C and the financial statements of the Insurance Company as of and for the year ended December 31, 1997, included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

Legal Opinions
------------------------------------------------------------------------------


Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


Distributor
-------------------------------------------------------------------------------

NALAC Financial Plans, LLC, an affiliate of the Insurance Company, acts as the distributor. The offering is on a continuous basis.

Reduction or Elimination of the
Contingent Deferred Sales Charge
-------------------------------------------------------------------------------

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge will be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return

From time to time, the Insurance Company may advertise the performance data for the Portfolios in sales literature, advertisements, personalized hypothetical illustrations and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Portfolio over a stated period of time, usually a calendar year, which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will also include average annual total return figures for one, five and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.34% Mortality and Expense Risk Charge, a .15% Administrative Charge, the operating expenses of the underlying Portfolio and any applicable Contract Maintenance Charge and Contingent Deferred Sales Charges. The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.


The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Contingent Deferred Sales Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
                                P (1 + T)n = ERV
where:


P  =  a hypothetical initial payment of $1,000;

T  =  average annual total return;

n  =  number of years;

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Insurance Company may also present performance information computed on a different basis.


Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Portfolios and assumes that the income earned by the investment in the Portfolio is reinvested.


Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

Yield


The Money Market Fund. The Insurance Company may advertise yield information for the Money Market Fund. The Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Portfolio's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Portfolio's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge, the Administrative Charge and Contract Maintenance Charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)


The Insurance Company does not currently advertise any yield information for the Money Market Fund.


Other Portfolios. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Portfolios. Each Portfolio (other than the Money Market Fund) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Charge and the Contract Maintenance Charge) by the accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                     ------
                                       cd

where:


a = net investment income earned during the period by the Portfolio attributable to shares owned by the Fund;


b  =  expenses accrued for the period (net of reimbursements);

c = the average daily number of accumulation units outstanding during the period;


d = the maximum offering price per accumulation unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise any yield information for any Portfolio.


Performance Ranking

Total return may be compared to relevant indices, including U. S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS.

From time to time, evaluation of performance by independent sources may also be used.

Franklin Valuemark Funds - Existing Portfolios


The Portfolios of Franklin Valuemark Funds have been in existence for some time and have investment performance history (except the Global Health Care Securities and Value Securities Funds). In order to show how investment performance of the Portfolios affects Accumulation Unit values, the following performance information was developed.

The chart below shows Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Portfolios for the same periods. The performance figures in Column I represent performance figures for the Accumulation Units which reflect the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Portfolios. Column II represents performance figures for the Accumulation Units which reflect the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Portfolios and assumes that you make a surrender at the end of the period (therefore the contingent deferred sales charge is reflected). Past performance does not guarantee future results.




Franklin Valuemark IV

Total Return for the periods ended December 31, 1997

                                                   Column I                                 Column II
                                        ------------------------------           ------------------------------
                          Portfolio
                          Inception    One      Three     Five       Since      One      Three     Five       Since
Fund                        Date      Year      Years     Years    Inception   Year      Years     Years    Inception
------------------------------------------------------------------------------------------------------------------------------------
Capital Growth              5/1/96      16.56%    NA         NA        17.62%    10.46%    NA        NA         14.74%
Global Utilities
 Securities                1/24/89      24.89%    19.50%     10.12%    11.10%    18.79%    18.21%     9.56%     11.03%
Growth and Income          1/24/89      25.86%    22.82%     14.22%    10.47%    19.76%    21.60%    13.73%     10.39%
High Income                1/24/89       9.90%    13.32%      9.83%     8.73%     3.80%    11.89%     9.27%      8.65%
Income Securities          1/24/89      15.36%    15.10%     10.48%    10.73%     9.26%    13.72%     9.93%     10.65%
Money Market               1/24/89       3.69%     3.83%      2.96%     3.63%    -2.41%     2.13%     2.24%      3.54%
Mutual Discovery
 Securities                11/8/96      17.60%    NA         NA        17.01%    11.50%    NA        NA         12.47%
Mutual Shares
 Securities                11/8/96      15.99%    NA         NA        17.09%     9.89%    NA        NA         12.56%
Natural Resources
 Securities                1/24/89     -20.17%    -6.22%      4.07%     1.54%   -26.27%    -8.30%     3.41%      1.46%
Real Estate Securities     1/24/89      18.91%    21.68%     16.45%    12.18%    12.81%    20.43%    16.00%     12.10%
Rising Dividends           1/27/92      31.06%    27.02%     13.00%    12.37%    24.96%    25.88%    12.48%     12.03%
Small Cap                  11/1/95      15.69%    NA         NA        20.29%     9.59%    NA        NA         18.25%
Templeton Developing
 Markets Equity            3/15/94     -10.07%     2.94%     NA         0.79%   -16.17%     1.21%    NA         -0.42%
Templeton Global
 Asset Allocation           5/1/95      10.06%    NA         NA        12.67%     3.96%    NA        NA         10.98%
Templeton Global
 Growth                    3/15/94      11.82%    14.06%     NA        11.50%     5.72%    12.64%    NA         10.57%
Templeton Global
 Income Securities         1/24/89       0.96%     7.20%      5.80%     5.99%    -5.14%     5.61%     5.16%      5.91%
Templeton
 International Equity      1/27/92      10.04%    13.25%     12.83%    10.02%     3.94%    11.82%    12.33%      9.66%
Templeton International
 Smaller Companies          5/1/96      -2.96%    NA         NA         4.77%    -9.06%    NA        NA          1.67%
Templeton Pacific
 Growth                    1/27/92     -36.90%    -9.77%     -0.77%    -1.07%   -43.00%   -12.00%    -1.57%     -1.62%
U.S. Government
 Securities                3/14/89       7.69%     8.96%      5.63%     6.77%     1.59%     7.42%     4.98%      6.69%





                                                  Column I                                   Column II
                                        ------------------------------           ------------------------------
                          Inception    One      Three     Five       Since      One      Three     Five       Since
Fund                        Date      Year      Years     Years    Inception   Year      Years     Years    Inception
------------------------------------------------------------------------------------------------------------------------------------
Zero Coupon - 2000+        3/14/89       5.52%     8.17%      5.88%     7.79%    -0.58%     6.61%     5.25%      7.71%
Zero Coupon - 2005+        3/14/89       9.72%    11.76%      8.42%     9.57%     3.62%    10.30%     7.83%      9.49%
Zero Coupon - 2010+        3/14/89      14.85%    15.70%     10.92%    10.73%     8.75%    14.33%    10.38%     10.66%



The Global Health Care Securities and the Value Securities Sub-Accounts commenced operations on May 1, 1998.

+Calculated with waiver of fees.


Federal Tax Status
--------------------------------------------------------------------------------

Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, each United States government agency or instrumentality shall be treated as a separate issuer.


The Insurance Company intends that all Portfolios of Franklin Valuemark Funds underlying the Contracts will be managed by the managers for Franklin Valuemark Funds in such a manner as to comply with these diversification requirements.


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.


The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.


In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other taxadviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
(c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Surrenders -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.


The above information does not apply to Qualified Contracts. However, separate tax surrender penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")


Qualified Plans

The Contracts offered are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain surrender penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")


a. H.R. 10 Plans


Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and surrenders. (See "Tax Treatment of Surrenders Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.


b. Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and surrenders. (See "Tax Treatment of Surrenders Qualified Contracts" and "Tax-Sheltered Annuities - Surrender Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


c. Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Surrenders - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   Roth IRAs

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from Federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 591/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.


d. Corporate Pension and Profit-Sharing Plans


Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Surrenders Qualified Contracts.") Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


Tax Treatment of Surrenders - Qualified Contracts


In the case of a surrender under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.


Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities -
Surrender Limitations


The Code limits the surrender of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on surrenders became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


Annuity Provisions
--------------------------------------------------------------------------------

Fixed Annuity Payout


A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Portfolio. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and joint annuitant where allowed.


Variable Annuity Payout


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Portfolio(s).


Annuity Unit Value
--------------------------------------------------------------------------------
On the Income Date, a fixed number of Annuity Units will be purchased as follows:


The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Portfolio the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Portfolio by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each Portfolio remains unchanged unless the Contract Owner elects to transfer between Portfolios. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each Portfolio. The Annuity Payment in each Portfolio is determined by multiplying the number of Annuity Units then allocated to such Portfolio by the Annuity Unit value for that Portfolio.


On each subsequent Valuation Date, the value of an Annuity Unit is determined in the following way:


First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."


Second: The value of an Annuity Unit for a Valuation Period is equal to:

a. the value of the Annuity Unit for the immediately preceding Valuation Period.

b. multiplied by the Net Investment Factor for the current Valuation Period;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is 5%. However, the Insurance Company may agree to use a different value.

Mortality and Expense Risk Guarantee
--------------------------------------------------------------------------------

The Insurance Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality and expense experience.

Financial Statements
-------------------------------------------------------------------------------


The audited financial statements of the Insurance Company as of and for the year ended December 31, 1997, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1997 are also included herein.






PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Independent Auditors' Report

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1997, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1997, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 30, 1998

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

Statements of Assets and Liabilities
December 31, 1997
(In thousands except per unit data)
                                                                                                                 Mutual
                                                             Capital Growth and    High      Income     Money   Discovery
                                                             Growth    Income     Income   Securities  Market  Securities
                                                              Fund      Fund       Fund       Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
   Capital Growth Fund, 609 shares, cost $7,415              $8,170          -         -          -         -         -
   Growth and Income Fund, 5,787 shares, cost $90,320             -    121,582         -          -         -         -
   High Income Fund, 3,110 shares, cost $41,808                   -          -    44,969          -         -         -
   Income Securities Fund, 5,446 shares, cost $83,608             -          -         -    100,035         -         -
   Money Market Fund, 29,886 shares, cost $29,886                 -          -         -          -    29,886         -
   Mutual Discovery Securities Fund, 910 shares,
    cost $10,299                                                  -          -         -          -         -    11,073
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                            8,170    121,582    44,969    100,035    29,886    11,073
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                       3         11         5          9         4         3
 Accrued administrative charges                                   -          1         1          1         1         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                           3         12         6         10         5         3
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                             $8,167    121,570    44,963    100,025    29,881    11,070
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity (notes 4 and 5)                      $8,167    121,570    44,963    100,025    29,881    11,070
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1997
(In thousands except per unit data)

                                                             Mutual     Natural                                 Templeton
                                                             Shares    Resources Real Estate  Rising    Small   Developing
                                                           Securities Securities Securities  Dividends   Cap      Markets
                                                              Fund       Fund       Fund       Fund     Fund    Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
   Mutual Shares Securities Fund, 1,795 shares,
    cost $20,138                                             $21,862        -           -         -         -         -
   Natural Resources Securities Fund, 465 shares,
    cost $6,752                                                    -    5,302           -         -         -         -
   Real Estate Securities Fund, 1,037 shares, cost $18,495         -        -      26,537         -         -         -
   Rising Dividends Fund, 3,559 shares, cost $43,289               -        -           -    70,049         -         -
   Small Cap Fund, 932 shares, cost $12,990                        -        -           -         -    14,026         -
   Templeton Developing Markets Equity Fund, 1,166 shares,
    cost $12,958                                                   -        -           -         -         -    11,995
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                            21,862    5,302      26,537    70,049    14,026    11,995
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                        4        3           4         7         4         3
 Accrued administrative charges                                    -        -           1         1         -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                            4        3           5         8         4         3
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                             $21,858    5,299      26,532    70,041    14,022    11,992
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity (notes 4 and 5)                      $21,858    5,299      26,532    70,041    14,022    11,992
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1997
(In thousands except per unit data)

                                                                                                     Templeton
                                                     Templeton   Templeton  Templeton    Templeton  International Templeton
                                                   Global Asset  Global  Global Income International  Smaller      Pacific
                                                     Allocation   Growth   Securities     Equity     Companies      Growth
                                                        Fund       Fund       Fund         Fund        Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
   Templeton Global Asset Allocation Fund,
    427 shares, cost $5,157                            $5,853           -          -             -         -          -
   Templeton Global Growth Fund,
    2,566 shares, cost $31,653                              -      39,370          -             -         -          -
   Templeton Global Income Securities Fund,
    1,402 shares, cost $18,016                              -           -     18,181             -         -          -
   Templeton International Equity Fund,
    4,465 shares, cost $60,514                              -           -          -        71,973         -          -
   Templeton International Smaller Companies Fund,
    170 shares, cost $1,938                                 -           -          -             -     1,877          -
   Templeton Pacific Growth Fund,
    1,271 shares, cost $17,818                              -           -          -             -         -     11,796
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                      5,853      39,370     18,181        71,973     1,877     11,796
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                 3           5          4             7         2          3
 Accrued administrative charges                             -           1          -             1         -          -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                     3           6          4             8         2          3
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                       $5,850      39,364     18,177        71,965     1,875     11,793
--------------------------------------------------------------------------------------------------------------------------
Contract owners' equity (notes 4 and 5)                $5,850      39,364     18,177        71,965     1,875     11,793
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1997
(In thousands except per unit data)

                                                  U.S. Government Utility     Zero        Zero        Zero        Total
                                                    Securities    Equity     Coupon      Coupon      Coupon        All
                                                       Fund        Fund    Fund - 2000 Fund - 2005 Fund - 2010    Funds
---------------------------------------------------------------------------------------------------------------------------
 Investments at net asset value:
 Franklin Valuemark Funds:
   U.S. Government Securities Fund,
    6,246 shares, cost $83,483                      $86,946            -         -          -           -
   Utility Equity Fund,
    4,698 shares, cost $77,174                            -       95,507         -          -           -
   Zero Coupon Fund - 2000
    1,401 shares, cost $20,285                            -            -    21,208          -           -
   Zero Coupon Fund - 2005
    456 shares, cost $6,921                               -            -         -      7,775           -
   Zero Coupon Fund - 2010
    405 shares, cost $6,215                               -            -         -          -       7,223
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                   86,946       95,507    21,208      7,775       7,223      833,195
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges               8            9         4          2           3          110
 Accrued administrative charges                           1            1         -          1           -           11
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                   9           10         4          3           3          121
---------------------------------------------------------------------------------------------------------------------------
     Net assets                                     $86,937       95,497    21,204      7,772       7,220      833,074
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity (notes 4 and 5)             $86,937       95,497    21,204      7,772       7,220      833,074
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations
For the year ended December 31, 1997
(In thousands)

                                                                                                                 Mutual
                                                             Capital  Growth and   High      Income     Money   Discovery
                                                             Growth     Income    Income   Securities  Market  Securities
                                                              Fund       Fund      Fund       Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                         $    7      3,629     3,340      7,199     1,674        2
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                              63      1,396       524      1,235       410       71
 Administrative charges                                           8        167        63        148        49        9
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                             71      1,563       587      1,383       459       80
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                             (64)     2,066     2,753      5,816     1,215      (78)
Realized gains (losses) and  unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds             -      3,519       110      1,546         -        -
  Realized gains (losses) on sales of investments, net           92      3,835     1,131      2,091         -       15
---------------------------------------------------------------------------------------------------------------------------
   Realized gains (losses) on investments, net                   92      7,354     1,241      3,637         -       15
Net change in unrealized appreciation
 (depreciation) on investments                                  670     15,947       (99)     4,604         -      771
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net          762     23,301     1,142      8,241         -      786
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations          $698     25,367     3,895     14,057     1,215      708
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1997
(In thousands)

                                                             Mutual     Natural                                 Templeton
                                                             Shares    Resources Real Estate  Rising    Small   Developing
                                                           Securities Securities Securities  Dividends   Cap      Markets
                                                              Fund       Fund      Fund       Fund       Fund   Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                      $       4        102      661        884       20        167
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                             138         83      294        772      119        181
 Administrative charges                                          17         10       35         93       14         22
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                            155         93      329        865      133        203
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                            (151)         9      332         19     (113)       (36)
Realized gains (losses) and  unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds             -          -      316      1,510      232        265
  Realized gains (losses) on sales of investments, net           15       (353)   1,074      2,406      262        147
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net                15       (353)   1,390      3,916      494        412
Net change in unrealized appreciation
 (depreciation) on investments                                1,716     (1,172)   2,407     12,343      821     (2,170)
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net        1,731     (1,525)   3,797     16,259    1,315     (1,758)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        $1,580     (1,516)   4,129     16,278    1,202     (1,794)
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1997
(In thousands)

                                                                                                     Templeton
                                                      Templeton  Templeton  Templeton    Templeton  International Templeton
                                                    Global Asset  Global  Global Income International  Smaller     Pacific
                                                     Allocation   Growth   Securities     Equity     Companies     Growth
                                                        Fund       Fund       Fund         Fund        Fund         Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                  $  96        570     1,440        2,045           9          438
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                      64        455       252          953          20          256
 Administrative charges                                   8         55        30          114           2           31
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                     72        510       282        1,067          22          287
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                      24         60     1,158          978         (13)         151
Realized gains (losses) and  unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds    28         19         -        3,136           -            -
  Realized gains (losses) on sales of investments, net  104        494       111        2,899          38         (474)
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net       132        684       111        6,035          38         (474)
Net change in unrealized appreciation
 (depreciation) on investments                          293      2,887    (1,107)         211        (109)      (7,415)
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net  425      3,571      (996)       6,246         (71)      (7,889)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations  $449      3,631       162        7,224         (84)      (7,738)
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1997
(In thousands)

                                                  U.S. Government  Utility       Zero          Zero       Zero     Total
                                                    Securities    Equity       Coupon        Coupon      Coupon      All
                                                       Fund         Fund    Fund - 2000  Fund - 2005   Fund - 2010  Funds
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                 $5,093        4,714       1,569         476         406        34,545
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                   1,160        1,180         288          98          86        10,098
 Administrative charges                                 139          142          35          12          10         1,213
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                  1,299        1,322         323         110          96        11,311
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                   3,794        3,392       1,246         366         310        23,234
Realized gains (losses) and  unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual
   funds                                                 -         6,522          35           2           3       17,414
  Realized gains (losses) on sales of investments,
   net                                                 352         2,677         227         198          196      17,537
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net      352         9,199         262         200          199      34,951
Net change in unrealized appreciation
 (depreciation) on investments                       2,712         7,826        (281)        131          407      41,393
---------------------------------------------------------------------------------------------------------------------------
    Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net 3,064        17,025         (19)        331          606      76,344
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                         $6,858        20,417       1,227         697          916      99,578
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements  of Changes in Net Assets
For the years ended  December  31, 1997 and 1996
(In thousands)
                                          Adjustable U.S.
                                          Government Fund  Capital Growth Fund Growth and Income Fund  High Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997      1996       1997     1996     1997      1996          1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net         $-         852         (64)     (8)    2,066       813         2,753      2,395
   Realized gains (losses) on
    investments, net                      -        (733)         92      20     7,354     9,008         1,241      1,332
   Net change in unrealized appreciation
    (depreciation) on investments         -         356         670      84    15,947       960           (99)       754
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations             -         475         698      96    25,367    10,781         3,895      4,481
 ---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                      -       1,552       3,011     788    10,533    15,819         6,687      5,922
   Transfers between funds                -     (15,809)      2,196   1,776     4,602     6,402          (631)     1,603
   Surrenders and terminations            -      (1,613)       (237)   (128   (17,705)   (9,128)       (6,845)    (5,831)
   Rescissions                            -         (53)        (33)     (3)     (126)     (264)         (120)       (53)
   Other transactions (note 2)            -          25           3       -        78       (29)           56         (9)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets resulting from contract
       transactions                       -     (15,898)      4,940   2,433   (2,618)    12,800          (853)     1,632
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         -     (15,423)      5,638   2,529    22,749    23,581         3,042      6,113
Net assets at beginning of year           -      15,423       2,529       -    98,821    75,240        41,921     35,808
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $-           -       8,167   2,529   121,570    98,821        44,963     41,921
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                                                                    Mutual Discovery      Mutual Shares
                                      Income Securities Fund  Money Market Fund      Securities Fund     Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                        1997       1996        1997      1996         1997     1996       1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net    $    5,816     3,485       1,215      1,165          (78)      -       (151)       -
  Realized gains (losses)
   on investments, net                  3,637     1,687           -          -           15       -         15        -
  Net change in unrealized
   appreciation (depreciation)
   on investments                       4,604     3,616           -          -          771       3      1,716        8
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    net assets from operations         14,057     8,788       1,215      1,165          708       3      1,580        8
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
  Purchase payments                     7,073    10,882      14,086     14,336        4,882      18     11,012       50
  Transfers between funds              (2,645)   (1,355)     (6,695)    (3,631)       5,667     257      9,916      384
  Surrenders and terminations         (16,530)  (10,309)    (11,292)    (7,844)        (427)      -       (992)       -
  Rescissions                             (78)     (259)        (53)       (83)         (29)      -        (95)       -
  Other transactions (note 2)              39        (1)        112         (6)          (9)      -         (5)       -
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    net assets resulting from
    contract transactions             (12,141)   (1,042)     (3,842)     2,772       10,084     275     19,836      434
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       1,916     7,746      (2,627)     3,937       10,792     278     21,416      442
Net assets at beginning of year        98,109    90,363      32,508     28,571          278       -        442        -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year            $100,025    98,109      29,881     32,508       11,070     278     21,858      442
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                        Natural Resources
                                         Securities Fund  Real Estate Securities Fund  Rising Dividends Fund Small Cap Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997     1996       1997      1996            1997     1996      1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net     $       9     (13)        332       422             19       278      (113)    (21)
   Realized gains (losses)
    on investments, net                   (353)    506       1,390       475          3,916       932       494      95
   Net change in unrealized
    appreciation (depreciation)
    on investments                      (1,172)   (480)      2,407     3,748         12,343     8,111       821     215
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
     net assets from operations         (1,516)     13       4,129     4,645         16,278     9,321     1,202     289
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                       496   1,159       2,849     1,633          7,130     5,191     3,879   1,263
   Transfers between funds                (698)    669       1,804     1,434          4,129     2,038     4,438   3,907
   Surrenders and terminations          (1,164)   (915)     (2,578)   (1,728)        (9,509)   (4,321)     (814)    (74)
   Rescissions                             (10)    (13)        (10)      (21)           (36)      (78)      (48)    (15)
   Other transactions (note 2)               2      (2)          3        28            115        13        (4)     (1)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
     assets resulting from
     contract transactions              (1,374)    898       2,068     1,346          1,829     2,843     7,451   5,080
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (2,890)    911       6,197     5,991         18,107    12,164     8,653   5,369
Net assets at beginning of year          8,189   7,278      20,335    14,344         51,934    39,770     5,369       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $5,299   8,189      26,532    20,335         70,041    51,934    14,022   5,369
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                        Templeton Developing    Templeton Global    Templeton Global   Templeton Global
                                         Markets Equity Fund  Asset Allocation Fund   Growth Fund    Income Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1997    1996         1997     1996        1997    1996       1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net      $     (36)     (52)         24       (29)        60       42      1,158     1,378
   Realized gains (losses)
    on investments, net                     412      297         132        18        684      495        111       107
   Net change in unrealized
    appreciation (depreciation)
    on investments                       (2,170)   1,405         293       398      2,887    3,541     (1,107)      271
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets from operations     (1,794)   1,650         449       387      3,631    4,078        162     1,756
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                      2,943    2,224       1,533     1,950      7,275    6,947      1,089     1,712
   Transfers between funds                  192    1,512         632     1,240      2,733    3,817     (2,668)     (928)
   Surrenders and terminations           (1,291)    (633)       (504)     (162)    (3,295)  (1,698)    (3,152)   (2,722)
   Rescissions                              (25)     (32)        (18)      (35)      (128)    (114)        (3)       (1)
   Other transactions (note 2)               (3)      (6)         (1)        -         45       13         30        50
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
     net assets resulting from
     contract transactions                1,816    3,065       1,642     2,993      6,630    8,965     (4,704)   (1,889)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            22    4,715       2,091     3,380     10,261   13,043     (4,542)     (133)
Net assets at beginning of year          11,970    7,255       3,759       379     29,103   16,060     22,719    22,852
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $11,992   11,970       5,850     3,759     39,364   29,103     18,177    22,719
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                   Templeton International     Investment Grade   Templeton International  Templeton Pacific
                                          Equity Fund      Intermediate Bond Fund Smaller Companies Fund     Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997     1996        1997       1996        1997    1996          1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net     $     978      734           -        638         (13)    (3)           151     413
   Realized gains (losses)
    on investments, net                  6,035    2,946           -        360          38      2           (474)  1,371
   Net change in unrealized
    appreciation (depreciation)
    on investments                         211    8,342           -       (737)       (109)    48         (7,415)    605
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets from operations        7,224   12,022           -        261         (84)    47         (7,738)  2,389
 ---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                     5,493    6,974           -        939         964    229            502   2,063
   Transfers between funds                (443)   3,648           -    (15,408)        577    446         (4,197)    439
   Surrenders and terminations         (10,782)  (6,296)          -     (1,630)       (304)     -         (2,904) (3,400)
   Rescissions                             (50)     (18)          -        (14)          -      -            (14)    (20)
   Other transactions (note 2)             161       14           -         40           -      -             (4)    (17)
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting from
      contract transactions             (5,621)   4,322           -    (16,073)      1,237    675         (6,617)   (935)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        1,603   16,344           -    (15,812)      1,153    722        (14,355)  1,454
Net assets at beginning of year         70,362   54,018           -     15,812         722      -         26,148  24,694
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $71,965   70,362           -         -        1,875    722         11,793  26,148
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                    U.S. Government
                                    Securities Fund   Utility Equity Fund  Zero Coupon Fund - 2000  Zero Coupon Fund - 2005
---------------------------------------------------------------------------------------------------------------------------
                                    1997     1996        1997      1996         1997    1996            1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net $  3,794    4,323       3,392     3,967       1,246    1,049            366      340
   Realized gains (losses) on
    investments, net                  352      (40)      9,199     1,652         262      169            200      133
   Net change in unrealized
    appreciation (depreciation)
    on investments                  2,712   (2,399)      7,826        (4)       (281)    (990)           131     (672)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
     net assets from operations     6,858    1,884      20,417     5,615       1,227      228            697     (199)
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                5,076    7,463       1,846     5,199         839    2,220            767    1,208
   Transfers between funds         (6,248)  19,458      (9,521)   (9,257)     (1,349)  (1,036)          (735)    (671)
   Surrenders and terminations    (18,871) (11,371)    (20,611)  (14,003)     (4,616)  (2,141)        (1,730)  (1,026)
   Rescissions                        (49)    (165)         (4)      (61)          -      (85)             -      (64)
   Other transactions (note 2)        (14)     (19)        145        (1)         18      (10)            (4)      (2)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
     assets resulting from
     contract transactions        (20,106)  15,366     (28,145)  (18,133)     (5,108)  (1,052)        (1,702)    (555)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets (13,248)  17,250      (7,728)  (12,518)     (3,881)    (824)        (1,005)    (754)
Net assets at beginning of year   100,185   82,935     103,225   115,743      25,085   25,909          8,777    9,531
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year         $86,937  100,185      95,497   103,225      21,204   25,085          7,772    8,777
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                                            Zero Coupon Fund - 2010               Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                              1997          1996              1997             1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net                          $   310            291            23,234          22,459
   Realized gains (losses) on investments, net                199            294            34,951          21,126
   Net change in unrealized appreciation
   (depreciation) on investments                              407           (957)           41,393          26,226
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations                                 916           (372)           99,578          69,811
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                                          794          1,097           100,759          98,838
   Transfers between funds                                 (1,056)          (935)                -               -
   Surrenders and terminations                               (922)          (595)         (137,075)        (87,568)
   Rescissions                                                  -            (27)             (929)         (1,478)
   Other transactions (note 2)                                 (4)           (5)               759              65
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions                (1,188)          (465)          (36,486)          9,857
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                            (272)          (837)           63,092          79,668
Net assets at beginning of year                             7,492          8,329           769,982         690,314
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $7,220          7,492           833,074         769,982
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
December 31, 1997


1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.


2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of the fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Small Cap Fund, Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on June 10, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on December 2, 1996. The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on
October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1996, the Global Income Fund name was changed to Templeton Global Income Securities Fund. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1997 and 1996 were $478,510 and $468,180, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as Other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

      Years Since Payment       Charge
     ---------------------     -------
            0-1                   5%
            1-2                   5%
            2-3                   4%
            3-4                   3%
            4-5                   1.5%
            5 +                   0%

and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1997 and 1996 were $983,164 and $1,012,666, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the years ended December 31, 1997 and 1996 were $4,226 and $11,086, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


4. CONTRACT TRANSACTIONS - UNIT ACTIVITY (In thousands)

Transactions in units for each fund for the years ended December 31, 1997 and 1996 were as follows:

                                    Adjustable          Growth                    Investment            Mutual     Mutual
                                        U.S    Capital    and    High    Income     Grade      Money  Discovery    Shares
                                    Government Growth   Income  Income Securities Intermediate Market Securities Securities
                                       Fund     Fund     Fund    Fund     Fund     Bond Fund    Fund     Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1995                 1,291        -    4,346   2,075    4,567         1,022    2,218        -        -
Contract transactions:
  Purchase payments                     128       71      882     329      537            61    1,093        2        5
  Transfers between funds            (1,284)     165      360      84      (69)         (980)    (274)      25       38
  Surrenders and terminations          (133)     (11)    (501)   (321)    (503)         (105)    (597)       -        -
  Rescissions                            (4)       -      (15)     (3)     (13)           (1)      (6)       -        -
  Other transactions                      2        -       (2)      -        -             3       (1)       -        -
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    accumulation units resulting
    from contract transactions       (1,291)     225      724      89      (48)       (1,022)     215       27       43
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1996                     -      225    5,070   2,164    4,519             -    2,433       27       43
===========================================================================================================================
Contract transactions:
  Purchase payments                       -      241      483     330      309             -    1,035      428      981
  Transfers between funds                 -      178      210     (44)    (119)            -     (487)     511      893
  Surrenders and terminations             -      (19)    (809)   (337)    (717)            -     (830)     (38)     (86)
  Rescissions                             -       (3)      (6)     (6)      (3)            -       (4)      (3)      (8)
  Other transactions                      -        -        4       3        2             -        8       (1)       -
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    accumulation units resulting
    from contract transactions            -      397     (118)    (54)    (528)            -     (278)     897    1,780
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1997                     -      622    4,952   2,110    3,991             -    2,155      924    1,823
===========================================================================================================================


                                Natural                             Templeton   Templeton   Templeton  Templeton    Templeton
                               Resources Real Estate Rising   Small Developing Global Asset Global Global Income International
                              Securities Securities Dividends Cap    Markets    Allocation  Growth   Securities     Equity
                                 Fund      Fund      Fund    Fund  Equity Fund    Fund      Fund       Fund         Fund
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1995            516       794       3,182      -       757        36        1,417      1,472        4,073
Contract transactions:
  Purchase payments               73        83         388    103       206       172          564        109          479
  Transfers between funds         37        68         147    320       140       109          310        (58)         251
  Surrenders and terminations    (59)      (87)       (318    (6)       (58)      (14)        (136)      (172)        (428)
  Rescissions                     (1)       (1)         (6)    (1)       (3)       (3)         (10)         -           (1)
  Other transactions               -         2           1      -         -         -            1          3            1
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
     accumulation units resulting
     from contract transactions   50        65         212    416       285       264          729       (118)         302
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1996            566       859       3,394    416     1,042       300        2,146      1,354        4,375
============================================================================================================================
Contract transactions:
  Purchase payments               37       114         399    275       231       114          489         65          313
  Transfers between funds        (58)       72         225    310        (9)       48          184       (160)         (23)
  Surrenders and terminations    (86)     (103)       (533)   (59)     (102)      (37)        (219)      (189)        (608)
  Rescissions                     (1)        -          (2)    (4)       (2)       (1)          (9)         -           (3)
  Other transactions               -         -           6      -         -         -            3          2            9
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
 accumulation units resulting
 from contract transactions     (108)       83          95    522       118       124          448       (282)        (312)
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1997            458       942       3,489    938     1,160       424        2,594      1,072        4,063
===========================================================================================================================

                                       Templeton
                                     International  Templeton     U.S.                Zero     Zero      Zero
                                        Smaller      Pacific   Government  Utility   Coupon   Coupon    Coupon    Total
                                       Companies     Growth    Securities  Equity    Fund -   Fund -    Fund -     All
                                         Fund         Fund        Fund      Fund      2000     2005      2010     Funds
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1995                      -         1,811       5,089     5,916     1,416     456       372     42,826
Contract transactions:
  Purchase payments                       22           140         462       265       123      61        54      6,412
  Transfers between funds                 43            32       1,177      (471)      (56)    (34)      (47)        33
  Surrenders and terminations              -          (230)       (700)     (708)     (119)    (52)      (29)    (5,287)
  Rescissions                              -            (1)        (10)       (3)       (5)     (3)       (1)       (91)
  Other transactions                       -            (1)         (1)       (1)       (1)      -        (1)         5
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    accumulation units resulting
    from contract transactions            65           (60)        928      (918)      (58)    (28)      (24)     1,072
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1996                     65         1,751       6,017     4,998     1,358     428       348     43,898
===========================================================================================================================
Contract transactions:
  Purchase payments                       84            37         297        86        44      36        34      6,462
  Transfers between funds                 50          (324)       (370)     (449)      (72)    (37)      (49)       480
  Surrenders and terminations            (26)         (212)     (1,096)     (943)     (244)    (82)      (41)    (7,416)
  Rescissions                              -            (1)         (3)        -         -       -         -        (59)
  Other transactions                       -             -          (1)        7         1       -         -         43
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    accumulation units resulting
    from contract transactions           108          (500)     (1,173)   (1,299)     (271)    (83)      (56)      (490)
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1997                    173         1,251       4,844     3,699     1,087     345       292     43,408
===========================================================================================================================

5. UNIT VALUES

A summary of accumulation  unit values and  accumulation  units  outstanding for variable  annuity  contracts and the expense ratios,  including  expenses of the underlying  funds, for each year of the five-year period ended December 31, 1997 follows:
                                                    Accumulation                                               Ratio of
                                                       Units                                                   Expenses
                                                     Outstanding       Accumulation        Net Assets         to Average
                                                   (in thousands)       Unit Value       (in thousands)       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Adjustable U.S. Government Fund
December 31,
 19961                                                   912                $12.389         $11,298                1.99+%
 1995                                                  1,290                 11.951          15,423                1.99
 1994                                                  1,767                 11.077          19,571                1.97
 1993                                                  1,971                 11.254          22,179                1.98

Capital Growth Fund
December 31,
 1997                                                    622                 13.130           8,167                2.17
 19962                                                   225                 11.254           2,529                2.17+

Growth and Income Fund
December 31,
 1997                                                  4,952                 24.551         121,570                1.89
 1996                                                  5,070                 19.490          98,821                1.90
 1995                                                  4,347                 17.310          75,240                1.92
 1994                                                  3,452                 13.215          45,616                1.94
 1993                                                  2,402                 13.677          32,857                1.98

High Income Fund
December 31,
 1997                                                  2,110                 21.312          44,963                1.93
 1996                                                  2,164                 19.375          41,921                1.94
 1995                                                  2,076                 17.252          35,808                1.96
 1994                                                  1,710                 14.608          24,984                2.00
 1993                                                  1,135                 15.155          17,207                2.04

Income Securities Fund
December 31,
 1997                                                  3,991                 25.065         100,025                1.90
 1996                                                  4,519                 21.708          98,109                1.90
 1995                                                  4,567                 19.785          90,364                1.91
 1994                                                  4,416                 16.392          72,389                1.94
 1993                                                  2,634                 17.734          46,707                1.96

Investment Grade Intermediate Bond Fund
December 31,
 19961                                                   891                 15.740          14,032                2.00+
 1995                                                  1,023                 15.463          15,812                2.01
 1994                                                  1,085                 14.257          15,470                2.03
 1993                                                    893                 14.389          12,850                2.06


                                                    Accumulation                                               Ratio of
                                                       Units                                                   Expenses
                                                     Outstanding       Accumulation        Net Assets         to Average
                                                   (in thousands)       Unit Value       (in thousands)       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund
December 31,
 1997                                                  2,155                $13.865         $29,881                1.85%
 1996                                                  2,433                 13.359          32,508                1.83
 1995                                                  2,218                 12.883          28,571                1.80
 1994                                                  2,487                 12.354          30,730                1.86
 1993                                                    627                 12.066           7,566                2.06

Mutual Discovery Securities Fund
December 31,
 1997                                                    924                 11.983          11,070                2.46
 19963                                                    27                 10.180             278                2.77+

Mutual Shares Securities Fund
December 31,
 1997                                                  1,823                 11.993          21,858                2.20
 19963                                                    43                 10.330             442                2.40+

Natural Resources Securities Fund
December 31,
 1997                                                    458                 11.559           5,299                2.09
 1996                                                    566                 14.467           8,189                2.05
 1995                                                    516                 14.109           7,278                2.06
 1994                                                    647                 13.979           9,050                2.08
 1993                                                    391                 14.464           5,656                2.08

Real Estate Securities Fund
December 31,
 1997                                                    942                 28.169          26,532                1.94
 1996                                                    859                 23.668          20,335                1.97
 1995                                                    794                 18.073          14,344                1.99
 1994                                                    900                 15.594          14,035                2.02
 1993                                                    437                 15.369           6,712                2.07

Rising Dividends Fund
December 31,
 1997                                                  3,489                 20.074          70,041                2.14
 1996                                                  3,394                 15.303          51,934                2.16
 1995                                                  3,182                 12.498          39,770                2.18
 1994                                                  2,936                  9.769          28,685                2.20
 1993                                                  2,772                 10.327          28,623                2.19

Small Cap Fund
December 31,
 1997                                                    938                 14.952          14,022                2.17
 19962                                                   416                 12.913           5,369                2.17+


                                                    Accumulation                                               Ratio of
                                                       Units                                                   Expenses
                                                     Outstanding       Accumulation        Net Assets         to Average
                                                   (in thousands)       Unit Value       (in thousands)       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund
December 31,
 1997                                                  1,160                $10.340         $11,992                2.82%
 1996                                                  1,042                 11.487          11,970                2.89
 1995                                                    757                  9.582           7,254                2.81
 19944                                                   591                  9.454           5,589                2.93+

Templeton Global Asset Allocation Fund
December 31,
 1997                                                    424                 13.786           5,850                2.34
 1996                                                    300                 12.514           3,759                2.26
 19955                                                    36                 10.591             379                2.30+

Templeton Global Growth Fund
December 31,
 1997                                                  2,594                 15.176          39,364                2.28
 1996                                                  2,146                 13.560          29,103                2.33
 1995                                                  1,416                 11.339          16,061                2.37
 19944                                                   922                 10.201           9,400                2.54+

Templeton Global Income Securities Fund
December 31,
 1997                                                  1,072                 16.957          18,177                2.02
 1996                                                  1,354                 16.781          22,719                2.01
 1995                                                  1,472                 15.522          22,851                2.04
 1994                                                  1,667                 13.726          22,888                2.11
 1993                                                  1,045                 14.650          15,302                2.13

Templeton International Equity Fund
December 31,
 1997                                                  4,063                 17.711          71,965                2.29
 1996                                                  4,375                 16.081          70,362                2.29
 1995                                                  4,073                 13.263          54,018                2.32
 1994                                                  4,079                 12.161          49,607                2.39
 1993                                                  1,346                 12.226          16,451                2.52

Templeton International Smaller Companies Fund
December 31,
 1997                                                    173                 10.825           1,875                2.46
 19962                                                    65                 11.145             722                2.18+

Templeton Pacific Growth Fund
December 31,
 1997                                                  1,251                  9.431          11,793                2.43
 1996                                                  1,751                 14.932          26,148                2.39
 1995                                                  1,812                 13.630          24,693                2.41
 1994                                                  2,112                 12.802          27,037                2.47
 1993                                                    915                 14.233          13,023                2.54

                                                    Accumulation                                               Ratio of
                                                       Units                                                   Expenses
                                                     Outstanding       Accumulation        Net Assets         to Average
                                                   (in thousands)       Unit Value       (in thousands)       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund
December 31,
 1997                                                  4,844                $17.947         $86,937                1.90%
 1996                                                  6,017                 16.650         100,185                1.91
 1995                                                  5,089                 16.298          82,935                1.92
 1994                                                  5,331                 13.835          73,747                1.93
 1993                                                  6,108                 14.698          89,774                1.94

Utility Equity Fund
December 31,
 1997                                                  3,699                 25.818          95,497                1.90
 1996                                                  4,998                 20.654         103,225                1.90
 1995                                                  5,916                 19.555         115,743                1.90
 1994                                                  6,317                 15.104          95,415                1.92
 1993                                                  7,479                 17.319         129,527                1.91

Zero Coupon Fund - 2000
December 31,
 1997                                                  1,087                 19.512          21,204                1.80
 1996                                                  1,358                 18.475          25,085                1.80
 1995                                                  1,416                 18.294          25,910                1.80
 1994                                                  1,158                 15.373          17,797                1.80
 1993                                                    795                 16.717          13,297                1.77

Zero Coupon Fund - 2005
December 31,
 1997                                                    345                 22.532           7,772                1.80
 1996                                                    428                 20.517           8,777                1.80
 1995                                                    456                 20.914           9,531                1.80
 1994                                                    403                 16.096           6,483                1.80
 1993                                                    341                 18.050           6,159                1.77

Zero Coupon Fund - 2010
December 31,
 1997                                                    292                 24.740           7,220                1.80
 1996                                                    348                 21.522           7,492                1.80
 1995                                                    371                 22.431           8,329                1.80
 1994                                                    252                 15.930           4,008                1.80
 1993                                                    193                 18.144           3,502                1.65

*For the year ended December 31, including the effect of the expenses of the underlying funds.
+Annualized.
1 Period  from January 1, 1996 to October 25, 1996 (fund  closure).
2 Period from June 10, 1996 (fund commencement) to December 31, 1996.
3 Period from December 2, 1996 (fund commencement) to December 31, 1996.
4 Period from April 25, 1994 (fund commencement)  to  December  31,  1994.
5 Period  from  August  4,  1995  (fund commencement) to December 31, 1995.




                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK


                              Financial Statements


                           December 31, 1997 and 1996

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Independent Auditors' Report


The Board of Directors
Preferred Life Insurance Company of New York:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 1997 and 1996, and the results of its operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.

                                  KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 4, 1998



PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements


Balance Sheets
December 31, 1997 and 1996
(In thousands except share data)


                                                                                                    1997        1996
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 Fixed maturities, at market                                                                       $ 30,106      20,412
 Certificates of deposit and short-term securities                                                      698       2,389
---------------------------------------------------------------------------------------------------------------------------
      Total Investments                                                                              30,804      22,801
Cash                                                                                                  5,321       4,976
Receivables                                                                                           5,006       4,046
Reinsurance receivable:
 Recoverable on future benefit reserves                                                                 166         162
 Recoverable on unpaid claims                                                                        10,537       9,674
 Receivable on paid claims                                                                            2,500       1,393
Deferred acquisition costs                                                                           37,447      38,245
Other Assets                                                                                          1,162         835
---------------------------------------------------------------------------------------------------------------------------
      Assets, exclusive of separate account assets                                                   92,943      82,132
Separate account assets                                                                             833,083     769,981
---------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                 $926,026     852,113
===========================================================================================================================
Liabilities and Stockholder's Equity
Liabilities:
 Future benefit reserves:
  Life                                                                                              $ 1,362       1,219
  Annuity                                                                                               634         325
 Policy and contract claims                                                                          24,944      25,119
 Unearned premiums                                                                                    1,590       1,887
 Other policyholder funds                                                                             1,230         679
 Reinsurance payable                                                                                  2,116       2,133
 Deferred income taxes                                                                               10,173       8,740
 Accrued expenses and other liabilities                                                               3,113       2,462
 Commissions due and accrued                                                                            930         822
 Payable to parent                                                                                    3,180       1,102
---------------------------------------------------------------------------------------------------------------------------
           Liabilities, exclusive of separate account liabilities                                    49,272      44,488
Separate account liabilities                                                                        833,083     769,981
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             882,355     814,469
Stockholders Equity:
 Common stock, $10 par value; 200,000 shares authorized, issued and outstanding                       2,000       2,000
 Additional paid-in capital                                                                          15,500      15,500
 Net unrealized gain (loss) on investments, net of deferred federal income taxes                        716         (34)
 Retained earnings                                                                                   25,455      20,178
---------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                     43,671      37,644
Commitments and contingencies (notes 6 and 11)
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities and stockholder's equity                                                   $926,026     852,113
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)

Statements of Income
Years ended December 31, 1997, 1996 and 1995
(In thousands)

                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Revenue:
 Life insurance premiums                                                               $ 8,866        9,174     10,291
 Annuity considerations                                                                 12,791       11,725     10,679
 Accident and health premiums                                                           22,114       22,105     22,406
---------------------------------------------------------------------------------------------------------------------------
       Total premiums and considerations                                                43,771       43,004     43,376
 Premiums ceded                                                                         12,939       11,574     13,462
---------------------------------------------------------------------------------------------------------------------------
       Net premiums and considerations                                                  30,832       31,430     29,914
 Investment income, net                                                                  1,626        1,220        605
 Realized investment losses, net                                                            (1)         (62)       (13)
 Other income                                                                               93            0          0
---------------------------------------------------------------------------------------------------------------------------
       Total revenue                                                                    32,550       32,588     30,506
---------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
 Life insurance benefits                                                                 5,074        5,971      8,202
 Annuity benefits                                                                          323          202       (100)
 Accident and health insurance benefits                                                 14,709       13,406     14,743
---------------------------------------------------------------------------------------------------------------------------
       Total benefits                                                                   20,106       19,579     22,845
 Benefit recoveries                                                                      9,200        6,614      9,116
---------------------------------------------------------------------------------------------------------------------------
       Net benefits                                                                     10,906       12,965     13,729
 Commissions and other agent compensation                                                8,295        8,596      7,278
 General and administrative expenses                                                     4,018        3,576      3,132
 Taxes, licenses and fees                                                                  654          688        479
 Change in deferred acquisition costs, net                                                 798          341     (1,009)
---------------------------------------------------------------------------------------------------------------------------
       Total benefits and expenses                                                      24,671       26,166     23,609
---------------------------------------------------------------------------------------------------------------------------
       Income from operations before income taxes                                        7,879        6,422      6,897
---------------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit):
 Current                                                                                 1,573          435       (109)
 Deferred                                                                                1,029        2,396      1,612
---------------------------------------------------------------------------------------------------------------------------
       Total income tax expense                                                          2,602        2,831      1,503
       Net income                                                                      $ 5,277        3,591      5,394
===========================================================================================================================


See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)


Statements of Stockholder's  Equity
Years ended December 31, 1997, 1996 and 1995
(In thousands)

                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Common stock:
 Balance at beginning and end of year                                                  $ 2,000        2,000      2,000
---------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:
 Balance at beginning and end of year                                                   15,500       15,500     15,500
---------------------------------------------------------------------------------------------------------------------------
Net unrealized gains (losses) on investments:
 Balance at beginning of year                                                              (34)         274       (268)
 Net unrealized gain (loss) during the year, net of deferred federal income taxes          750         (308)       542
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                    716          (34)       274
---------------------------------------------------------------------------------------------------------------------------
Retained earnings:
 Balance at beginning of year                                                           20,178       16,587     11,193
 Net income                                                                              5,277        3,591      5,394
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                 25,455       20,178     16,587
       Total Stockholder's equity                                                      $43,671       37,644     34,361
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)

Statements of Cash Flows
Years ended December 31, 1997, 1996 and 1995
(In thousands)

                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
 Net Income                                                                             $5,277        3,591      5,394
 Adjustments to reconcile net income to net cash provided by (used in) operating activities:
  Realized losses on investments, net                                                        1           62         13
  Deferred federal income tax expense                                                    1,029        2,396      1,612
  Change in:
   Receivables and other assets                                                         (3,261)       3,526         62
   Deferred acquisition costs                                                              798          341     (1,009)
   Future benefit reserves                                                                 452          944       (182)
   Policy and contract claims                                                             (175)      (1,048)    (1,145)
   Unearned premiums                                                                      (297)        (443)        45
   Other policyholder funds                                                                551          (12)      (194)
   Reinsurance payable                                                                     (17)         881       (806)
   Accrued expenses and other liabilities                                                  649       (1,523)      (158)
   Commissions due and accrued                                                             108           (2)       (56)
   Due to parent                                                                         2,080          439         97
  Depreciation and amortization                                                           (110)         (46)      (185)
---------------------------------------------------------------------------------------------------------------------------
       Total adjustments                                                                 1,808        5,515     (1,906)
---------------------------------------------------------------------------------------------------------------------------
       Net cash provided by operating activities                                         7,085        9,106      3,488
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) investing activities:
 Purchase of fixed maturities, at market                                                (8,680)      (8,525)   (15,328)
 Sale of fixed maturities, at market                                                        81        2,654      4,522
 Other investments, net                                                                  1,859       (1,492)     2,589
---------------------------------------------------------------------------------------------------------------------------
       Net cash used in investing activities                                            (6,740)      (7,363)    (8,217)
---------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in cash                                                     345        1,743     (4,729)
Cash at beginning of year                                                                4,976        3,233      7,962
---------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                                     $5,321        4,976      3,233
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements
(in thousands)


(1) Summary of Significant Accounting Policies

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 1997 premiums and considerations, 21%, 41% and 38% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with third party marketing organizations. The Company has a significant relationship with a mutual fund company and its broker/dealer network for marketing its variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.

Basis of Presentation

The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. Certain amounts as previously reported have been reclassified to be consistent with the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Recognition of Traditional Life, Group Life and Group Accident and Health
Revenue

Traditional life products include products with guaranteed premiums and benefits and consist solely of policies converted from group life business.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Recognition of Variable Annuity Revenue

Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 1997, 1996 and 1995 were $10,147, $6,541 and $4,517, respectively.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(1) Summary of Significant Accounting Policies (cont.)

Future Benefit Reserves

Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits which may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Investments

Realized gains and losses are computed based on the specific identification method.

Short term investments, which include certificate of deposits, are carried at amortized cost which approximates market.

As of December 31, 1997 and 1996, investments with a carrying value of $1,645 and $1,596, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The fair values of invested assets are deemed by management to approximate their estimated market values. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.

Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivables. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(1) Summary of Significant Accounting Policies (cont.)

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

In 1996, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of. No adjustments were made to the financial statements upon adoption of this pronouncement.

In 1997 the Company adopted SFAS No. 129, Disclosure of Information about Capital Structure, which establishes standards for disclosing information about an entity's capital structure. No additional disclosures were required.

Accounting Pronouncements to be Adopted

In June, 1997, the Financial Accounting Standards Board (FASB) issued SFAS No. 130 Reporting Comprehensive Income, which establishes standards for reporting and displaying comprehensive income and its components in general purpose financial statements, and SFAS No. 131, Disclosures about Segments of an Enterprise and Related Information, which requires certain business enterprises to report specified information about their operating segments in a complete set of financial statements to shareholders. SFAS No. 130 and SFAS No. 131 will be adopted in 1998.


(2) Investments

Investments at December 31, 1997 consist of:
                                                                                                                 Amount
                                                                                Amortized cost   Estimated      shown on
                                                                                    or cost     fair value    balance sheet
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities
 U.S. government                                                                      $28,189       29,256         29,256
 Mortgage backed securities                                                               815          850            850
---------------------------------------------------------------------------------------------------------------------------
       Total fixed maturities                                                          29,004       30,106         30,106
===========================================================================================================================
Other investments:
 Short-term securities                                                                    698           xx            698
---------------------------------------------------------------------------------------------------------------------------
       Total other investments                                                            698           xx            698
---------------------------------------------------------------------------------------------------------------------------
       Total investments                                                              $29,702           xx         30,804
===========================================================================================================================


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(2) Investments (cont.)

At December 31, 1997 and 1996, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of fixed maturities are as follows:
                                                                                       Gross       Gross
                                                                         Amortized  unrealized  unrealized    Estimated
                                                                           cost        gains      losses     fair value
---------------------------------------------------------------------------------------------------------------------------

1997
 U.S. government                                                          $28,189       1,070            3      29,256
 Mortgage backed securities                                                   815          35            0         850
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                    $29,004       1,105            3      30,106
===========================================================================================================================
1996
 U.S. government                                                          $19,571          66          131      19,506
 Mortgage backed securities                                                   894          12            0         906
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                    $20,465          78          131      20,412
===========================================================================================================================

The changes in gross unrealized gains (losses) from fixed maturities were $1,155, $(475) and $835 for the years ended December 31, 1997, 1996 and 1995, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 Amortized    Estimated
                                                                                                   cost      fair value
---------------------------------------------------------------------------------------------------------------------------
Due after one year through five years:                                                             $ 6,057       6,069
Due after five years through ten years                                                              13,451      13,922
Due after ten years                                                                                  8,681       9,265
Mortgage backed securities                                                                             815         850
---------------------------------------------------------------------------------------------------------------------------
Totals                                                                                             $29,004      30,106
===========================================================================================================================

Proceeds from sales of investments in available-for-sale securities during 1997, 1996 and 1995 were $82, $2,654 and $4,522, respectively. Gross gains of $0, $0 and $64 and gross losses of $0, $62 and $77 were realized on sales of available-for-sale securities in 1997, 1996 and 1995, respectively. The related tax benefit was $0, $22 and $4 in 1997, 1996 and 1995, respectively.

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Interest:
 Fixed maturities, at market                                                           $1,494        1,132         410
 Short-term investments                                                                   168           98           0
 Other                                                                                     11            1         201
---------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                          1,673        1,231         611
Investment expenses                                                                        47           11           6
---------------------------------------------------------------------------------------------------------------------------
       Net investment income                                                           $1,626        1,220         605
===========================================================================================================================


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(3) Summary Table of Fair Value Disclosures

                                                                                1997                         1996
---------------------------------------------------------------------------------------------------------------------------
                                                                         Carrying     Fair           Carrying    Fair
                                                                          Amount      Value           Amount     Value
---------------------------------------------------------------------------------------------------------------------------
Financial assets Fixed maturities, at market:
  U.S. Government                                                        $ 29,256   $ 29,256        $ 19,506  $ 19,506
  Mortgage backed securities                                                  850        850             906       906
  Certificates of deposit and other short term securities                     698        698           2,389     2,389
  Receivables                                                               5,006      5,006           4,046     4,046
  Separate accounts assets                                                833,083    833,083         769,981   769,981
Financial liabilities
 Separate account liabilities                                             833,083    821,457         769,981   756,349
===========================================================================================================================



See Note (1) "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.



(4) Receivables

Receivables at December 31 consist of the following:

                                                                                                   1997         1996
---------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                                        $4,565       3,318
Reinsurance commission receivable                                                                       38         450
Other                                                                                                  403         278
---------------------------------------------------------------------------------------------------------------------------
       Total receivables                                                                            $5,006       4,046
===========================================================================================================================


(5) Accident and Health Claims Reserves

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)

(5) Accident and Health Claims Reserves (cont.)

Activity in the accident and health claims reserves, exclusive of hospital indemnity and AIDS reserves of $662, $293 and $287 in 1997, 1996 and 1995, respectively, is summarized as follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance recoverables
 of $7,476, $9,249 and $10,049                                                        $11,335      11,000       10,149
Incurred related to:
 Current year                                                                          11,439       11,372      10,502
 Prior years                                                                           (3,199)      (3,079)     (2,245)
---------------------------------------------------------------------------------------------------------------------------
Total incurred                                                                          8,240        8,293       8,257
---------------------------------------------------------------------------------------------------------------------------
Paid related to:
 Current year                                                                           1,686        1,458       1,097
 Prior years                                                                            5,899        6,500       6,309
---------------------------------------------------------------------------------------------------------------------------
Total paid                                                                              7,585        7,958       7,406
---------------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance recoverables
 of $7,643, $7,476 and $9,249                                                         $11,990       11,335      11,000
===========================================================================================================================


Due to lower than anticipated losses related to prior years, the provision for prior year claims and claim adjustment expenses decreased.


(6) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1997 and 1996 are recoverables on paid and unpaid claims from Allianz Life of $2,791 and $1,554, respectively. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)

(6) Reinsurance (cont.)

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                                          Assumed      Ceded                  of amount
                                                             Gross      from other   to other       Net        assumed
 Year ended                                                 amount       companies   companies    amount       to net
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                                   $1,591,244            0     484,546    1,106,698        0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                8,866            0       2,450        6,416        0.0%
 Annuities                                                    12,791            0           0       12,791        0.0%
 Accident and health insurance                                14,823        7,291      10,489       11,625       62.7%
---------------------------------------------------------------------------------------------------------------------------
       Total Premiums                                         36,480        7,291      12,939       30,832       23.6%
===========================================================================================================================
December 31, 1996:
Life insurance in force                                   $1,700,286            0     647,863    1,052,423        0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                9,174            0       2,304        6,870        0.0%
 Annuities                                                    11,725            0           0       11,725        0.0%
 Accident and health insurance                                15,482        6,623       9,270       12,835       51.6%
---------------------------------------------------------------------------------------------------------------------------
       Total Premiums                                         36,381        6,623      11,574       31,430       21.1%
===========================================================================================================================
December 31, 1995:
Life insurance in force                                   $1,826,979            0     715,945    1,111,034        0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                               10,291            0       2,642        7,649        0.0%
 Annuities                                                    10,679            0           0       10,679        0.0%
 Accident and health insurance                                15,717        6,689      10,820       11,586       57.7%
---------------------------------------------------------------------------------------------------------------------------
       Total Premiums                                         36,687        6,689      13,462       29,914       22.4%
===========================================================================================================================


Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                       Assumed                                       Ceded
---------------------------------------------------------------------------------------------------------------------------
                                             1997         1996         1995              1997         1996        1995
---------------------------------------------------------------------------------------------------------------------------
Life insurance in force                       $ 0            0            0             2,032        2,432       2,930
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                               $ 0            0            0                44           36          55
 Accident and health insurance              1,566        2,547        2,959               841          766         921
---------------------------------------------------------------------------------------------------------------------------
       Total Premiums                      $1,566        2,547        2,959               885          802         976
===========================================================================================================================


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)

(7) Income Taxes

Income Tax Expense

Total income tax expenses (benefits) for the years ended December 31 are as follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
 Current tax expense (benefit)                                                         $1,573          435        (109)
 Deferred tax expense                                                                   1,029        2,396       1,612
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense attributable to operations                                    $2,602        2,831       1,503
Income tax effect on equity:
 Attributable to unrealized gains and losses for the year                                 404         (166)        292
---------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                                      $3,006        2,665       1,795
===========================================================================================================================

Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:


                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                                      $2,758        2,248       2,414
Other                                                                                    (156)         583        (911)
---------------------------------------------------------------------------------------------------------------------------
       Income tax expense as reported                                                  $2,602        2,831       1,503
===========================================================================================================================

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 1997 and 1996 are as follows:

                                                                                                   1997         1996
---------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
 Future benefit reserves                                                                           $ 2,675       3,427
 Unrealized losses on investments                                                                        0          19
---------------------------------------------------------------------------------------------------------------------------
       Total deferred tax assets                                                                     2,675       3,446
---------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:                                                                           10,382      10,757
 Deferred acquisition costs                                                                            385           0
 Unrealized gains on investments                                                                     2,081       1,429
---------------------------------------------------------------------------------------------------------------------------
 Other
       Total deferred tax liabilities                                                               12,848      12,186
---------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                                         $10,173       8,740
===========================================================================================================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)

(7) Income Taxes (cont.)

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. The Company's liability for current taxes was $2,077 and $504 as of December 31, 1997 and 1996, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.


(8) Related Party Transactions

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $1,463, $1,246 and $1,115 in 1997, 1996 and 1995, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 1997 and 1996 was $569 and $598, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $15, $11 and $5 in 1997, 1996 and 1995, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 1997 and 1996.


(9) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $37, $29 and $16 in 1997, 1996 and 1995, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1997, 1996 and 1995 Plan participants was 90%, 100% and 100% respectively. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company accrued $59, $41 and $5 in 1997, 1996 and 1995, respectively, toward planned contributions.


(10) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(10) Statutory Financial Data and Dividend Restrictions (cont.)

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:

                                                          Stockholder's equity                       Net income
---------------------------------------------------------------------------------------------------------------------------
                                                            1997         1996               1997        1996     1995
---------------------------------------------------------------------------------------------------------------------------
Statutory basis                                            $25,940       21,886              4,292      2,358    2,821
Adjustments:
 Change in reserve basis                                   (10,494)     (13,696)             2,424      4,070    3,281
 Deferred acquisition costs                                 37,447       38,245               (798)      (341)   1,009
 Deferred taxes                                            (10,173)      (8,740)            (1,029)    (2,396)  (1,612)
 Nonadmitted assets                                            171          154                  0          0        0
 Interest maintenance reserve                                  (88)         (68)               (19)       (99)    (105)
 Asset Valuation Reserve                                         2            7                  0          0        0
 Liability for unauthorized reinsurers                         225            0                  0          0        0
 Unrealized gains (losses) on investments                    1,102          (53)                 0          0        0
 Other                                                        (461)         (91)               407         (1)       0
---------------------------------------------------------------------------------------------------------------------------
  As reported in the accompanying financial statements     $43,671       37,644              5,277      3,591    5,394
===========================================================================================================================

The Company is required to meet minimum capital and surplus requirements. At December 31, 1997 and 1996, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 1997, 1996 and 1995.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:
                                     Ratio of total adjusted capital to
                                     authorized control level risk-based
        Regulatory Event               Capital (less than or equal to)
-----------------------------------------------------------------------------
        Company action level           2 (or 2.5 with negative trends)
        Regulatory action level                      1.5
        Authorized control level                      1
        Mandatory control level                      0.7

The Company met the minimum risk-based capital requirements as of December 31, 1997 and 1996.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently has a project underway to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies that insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which have a significant impact on its statutory financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)



(11) Commitments and Contingencies

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The Company and Allianz Life is expending significant resources to assure that its computer systems are reprogrammed in time to effectively deal with transactions in the year 2000 and beyond. Costs associated with this effort are not expected to be material and are expensed as incurred. This "Year 2000 Computer Problem" creates risk for the Company from unforeseen problems in its own computer systems and from third parties with whom the Company deals on financial transactions worldwide. Such failures of the Company and/or third parties' computer systems could have a material impact on the Company's ability to conduct its business, and especially to process and account for the transfer of funds electronically.


(12) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 1997, 1996 and 1995:

                                As of December 31                           For the year ended December 31
---------------------------------------------------------------------------------------------------------------------------
                                   Future                 Other        Premium              Benefits,   Net change
                      Deferred    benefits,              policy        revenue               claims         in
                       policy      losses,              claims and     and other    Net      losses,    and policy    Other
                     acquisition  claims and   Unearned  benefits      contract  investment settlement acquisition operating
                        costs    loss expense  premiums   payable   considerations income    expenses    costs (a)  expenses
---------------------------------------------------------------------------------------------------------------------------

1997
Life insurance           $ 222        1,362       983      4,177            6,416     406       2,587      68         2,075
Annuities               37,105          634         0        471           12,791       0         323     750         8,023
Accident and
 health insurance          120            0       607     20,296           11,625   1,220       7,996     (20)        2,869
---------------------------------------------------------------------------------------------------------------------------
                       $37,447        1,996     1,590     24,944           30,832   1,626      10,906     798        12,967
---------------------------------------------------------------------------------------------------------------------------
1996
Life insurance           $ 290        1,219      908       5,151            6,870     268       4,371     (27)        2,297
Annuities               37,855          325        0         864           11,725       0         202     265         7,069
Accident and
 health insurance          100            0      979      19,104           12,835     952       8,392     103         3,494
---------------------------------------------------------------------------------------------------------------------------
                       $38,245        1,544    1,887      25,119           31,430    1,220     12,965     341        12,860
---------------------------------------------------------------------------------------------------------------------------
1995
Life insurance           $ 263          594      844       5,615            7,649      104      5,428      (6)        2,374
Annuities               38,120            6        0          16           10,679        0       (100) (1,008)        6,180
Accident and
 health insurance          203            0    1,486      20,536           11,586      501      8,401       5         2,335
---------------------------------------------------------------------------------------------------------------------------
                       $38,586          600    2,330      26,167           29,914      605     13,729  (1,009)       10,889
---------------------------------------------------------------------------------------------------------------------------


(a) See note 1 for aggregate gross amortization.
(b) Premiums written are not applicable for life insurance companies.







                                    PART C

                               OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

a.      Financial  Statements

     The following financial statements of the Insurance Company are included in Part B:

     1.     Independent  Auditors'  Report
     2.     Balance  Sheets  as  of  December  31,  1997  and  1996
     3.     Statements of Income for the years ended December 31, 1997, 1996 and  1995
     4. Statements of Stockholder's Equity for the years ended December 31, 1997, 1996 and 1995
     5. Statements of Cash Flow for the years ended December 31, 1997, 1996 and 1995
     6.     Notes to Financial Statements - December 31, 1997, 1996 and 1995


     The following financial statements of the Separate Account are included in Part B:

     1.     Independent  Auditors'  Report
     2.     Statements  of Assets and Liabilities as of December 31, 1997
     3.     Statements of Operations for the year ended December 31, 1997
     4. Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996
     5.     Notes  to  Financial  Statements  -  December  31,  1997


b.      Exhibits

     1.     Resolution of Board of Directors of the Company authorizing the establishment  of  the  Variable  Account*
     2.     Not  Applicable
     3.     Principal  Underwriter  Agreement**
     4.     Individual  Variable  Annuity  Contract*
     4a.    Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement*
     4b.    Enhanced  Death  Benefit  Endorsement*
     5. Application for Individual Variable Annuity Contract* 6.(i) Copy of Articles of Incorporation of the Company*
      (ii)  Copy  of  the  Bylaws  of  the  Company***
     7.     Not  Applicable
     8.     Form  of  Fund  Participation  Agreement*
     9.     Opinion  and  Consent  of  Counsel
    10.     Independent  Auditors'  Consent
    11.     Not  Applicable
    12.     Not  Applicable
    13.     Calculation  of  Performance  Information
    14.     Company  Organizational  Chart*
    27.     Not  Applicable

    * Incorporated by reference to Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) as electronically filed on January 13, 1997.
    ** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 electronically filed on May 12, 1997.
   *** Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 electronically filed on May 29, 1997.


ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The  following  are  the  Officers  and  Directors  of  the  Company:

Name and Principal              Positions and Offices
Business Address                with Depositor
------------------------------  ---------------------------------

Lowell C. Anderson              Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking             Chairman, Chief Executive Officer
1750 Hennepin Avenue            and Director
Minneapolis, MN 55403

Thomas G. Brown                 Director
One Liberty Plaza,
45th Floor
New York, NY 10006

Edward J. Bonach                Director
1750 Hennepin Avenue
Minneapolis, MN 55403



Shannon Hendricks               Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

Reinhard Obermueller            Director
560 Lexington Avenue
New York, NY 10022

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Thomas J. Lynch                 President, Chief
1750 Hennepin Avenue            Marketing Officer
Minneapolis, MN 55403           and Director

Carol B. Shaw                   Second Vice President
152 W. 57th Street, 18th Floor
New York, NY 10019

Timothy J. Tongson              Appointed Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403



Stephen R. Herbert              Director
900 Third Avenue
New York, NY 10022

Jack F. Rockett                 Director
140 E. 95th Street, Suite 6A
New York, NY 10129

ITEM  26.   PERSONS CONTROLLED  BY OR  UNDER  COMMON  CONTROL WITH THE DEPOSITOR
           OR  REGISTRANT

The Company organizational chart was filed as Exhibit 14 to Registrant's N-4 as filed on January 13, 1997 and is incorporated herein by reference.


ITEM  27.      NUMBER  OF  CONTRACT  OWNERS

As of April 1, 1998 there were no Contract Owners.


ITEM  28.      INDEMNIFICATION

The  Bylaws  of  the  Company  provide  that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS

     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz  Life  Variable  Account  A
         Allianz  Life  Variable  Account  B

     b.  The following are the officers and directors of NALAC Financial Plans
LLC:

Name & Principal        Positions and Offices
Business Address           with Underwriter
----------------------  ----------------------
Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

James P. Kelso          Director
1750 Hennepin Ave.
Minneapolis, MN 55403

Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J.  Yates       Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403



c.          Not  Applicable

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this registration statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 24th day of April, 1998.


                              PREFERRED  LIFE  VARIABLE  ACCOUNT  C
                                           (Registrant)

                              By: PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                            (Depositor)


                              By:  /S/Michael T. Westermeyer
                                  ___________________________________________
                                     Michael T. Westermeyer


                              PREFERRED  LIFE  INSURANCE  COMPANY  OF NEW YORK



                              By:  /S/Michael T. Westermeyer
                                  ___________________________________________
                                     Michael T. Westermeyer


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title


Lowell C. Anderson*       Director                   4-24-98
------------------------                             -------
Lowell C. Anderson

Ronald L. Wobbeking*      Chairman, Chief Executive  4-24-98
------------------------  Officer and Director       -------
Ronald L. Wobbeking

Shannon Hendricks*        Treasurer                  4-24-98
------------------------                             -------
Shannon Hendricks



Thomas G. Brown*          Director                   4-24-98
------------------------                             -------
Thomas G. Brown

Edward J. Bonach*         Director                   4-24-98
------------------------                             -------
Edward J. Bonach

Robert S. James*          Director                   4-24-98
------------------------                             -------
Robert S. James

Thomas J. Lynch*          President and Director     4-24-98
------------------------                             -------
Thomas J. Lynch

Dennis Marion*            Director                   4-24-98
------------------------                             -------
Dennis Marion

Eugene T. Wilkinson*      Director                   4-24-98
------------------------                             -------
Eugene T. Wilkinson

Eugene Long*              Director                   4-24-98
------------------------                             -------
Eugene Long

Reinhard W. Obermueller*  Director                   4-24-98
------------------------                             -------
Reinhard W. Obermueller



Stephen R. Herbert*                                  4-24-98
------------------------  Director                   ------
Stephen R. Herbert

Jack F. Rockett*                                     4-24-98
------------------------  Director                   ------
Jack F. Rockett

                                     * By /S/Michael T. Westermeyer
                                         ______________________________________
                                         Michael T. Westermeyer,Attorney-in-Fact




                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Thomas G. Brown, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 31st day of July 1997.


WITNESS:

Joan T Favre                                   /s/  Thomas G. Brown
___________________________                     _____________________________
                                                Thomas G. Brown



                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Eugene T. Long, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 10th day of July 1997.


WITNESS:

Carol Shaw                                      /s/ Eugene K. Long
___________________________                     _____________________________
                                                Eugene K. Long





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Eugene T. Wilkinson, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 24th day of June 1997.


WITNESS:

Judy L. Stillman                                /s/ Eugene T. Wilkinson
___________________________                     _____________________________
                                                Eugene T. Wilkinson





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Jack F. Rockett, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 2nd day of July 1997.


WITNESS:

Joanne P. Rockett                               /s/ Jack F. Rockett
___________________________                     _____________________________
                                                Jack F. Rockett





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Dennis J. Marion, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 23rd day of June 1997.


WITNESS:

Kimberly J. Greenley                            /s/ Dennis J. Marion
___________________________                     _____________________________
                                                Dennis J. Marion





                         LIMITED POWER OF ATTORNEY

    KNOWN ALL MEN BY THESE PRESENTS, that I, Reinhard W. Obermueller, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 26th day of June 1997.


WITNESS:

Melissa ODonnell                                /s/ Reinhard W. Obermueller
___________________________                     _____________________________
                                                Reinhard W. Obermueller





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Stephen R. Herbert, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 27th day of June 1997.


WITNESS:

Suzanne F. Herbert                              /s/ Stephen R. Herbert
___________________________                     _____________________________
                                                Stephen R. Herbert





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Edward J. Bonach, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 25th day of June 1997.


WITNESS:

Margo Jeske                                     /s/ Edward J. Bonach
___________________________                     _____________________________
                                                Edward J. Bonach





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Thomas J. Lynch , a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 20th day of June 1997.


WITNESS:

Melissa ODonnell                                /s/ Thomas J. Lynch
___________________________                     _____________________________
                                                Thomas J. Lynch





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Robert S. James, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 20th day of June 1997.


WITNESS:

Sheila D. Faust                                 /s/ Robert S. James
___________________________                     _____________________________
                                                Robert S. James





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Lowell C. Anderson, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 18th day of June 1997.


WITNESS:

Alan A. Grove                                   /s/Lowell C. Anderson
___________________________                     _____________________________
                                                Lowell C. Anderson




                         LIMITED POWER OF ATTORNEY

KNOWN ALL MEN BY THESE PRESENTS, that I, Shannon Hendricks, Treasurer of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, as my attorney and agent, for me, and in my name as Treasurer of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 16th day of April 1998.


WITNESS:

                                                /s/ Shannon D. Hendricks
___________________________                     _____________________________
                                                Shannon Hendricks


                         LIMITED POWER OF ATTORNEY

KNOWN ALL MEN BY THESE PRESENTS, that I, Ronald L. Wobbeking, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Michael T. Westermeyer, as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 14th day of April 1998.


WITNESS:

Michael T. Westermeyer                          /s/ Ronald L. Wobbeking
___________________________                     _____________________________
                                                Ronald L. Wobbeking







                                   EXHIBITS

                                      TO

                         POST-EFFECTIVE AMENDMENT NO. 1

                                      TO

                                   FORM  N-4

                     (FILE  NOS.  333-19699  AND  811-05716)

                      PREFERRED  LIFE  VARIABLE  ACCOUNT  C

                 PREFERRED  LIFE  INSURANCE  COMPANY  OF  NEW  YORK

                               INDEX TO EXHIBITS


EXHIBIT                                                                   PAGE

EX-99.B9         Opinion and Consent of Counsel

EX-99.B10        Independent Auditors' Consent

EX-99.B13        Calculation of Performance Information